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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 26.3%
Aerospace & Defense 0.3%
L-3 Communications Corp.
02/15/21	4.950%	$2,715,000	$2,994,792
Raytheon Co. Senior Unsecured
08/15/27	7.200%	1,450,000	2,075,106
Total			5,069,898
Airlines —%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	102,710	105,663
Automotive 0.2%
Ford Motor Co. Senior Unsecured (a)
07/16/31	7.450%	1,125,000	1,396,406
Ford Motor Credit Co. LLC Senior Unsecured (b)
06/15/16	3.984%	1,965,000	2,028,002
Total			3,424,408
Banking 5.0%
Bank of America Corp.
Senior Unsecured
01/24/22	5.700%	2,805,000	3,204,121
02/07/42	5.875%	2,390,000	2,743,359
Barclays Bank PLC Senior Unsecured
09/22/16	5.000%	4,465,000	4,873,900
Capital One/IV (c)
02/17/37	6.745%	3,705,000	3,733,158
Capital One/V
08/15/39	10.250%	3,300,000	3,415,500
Citigroup, Inc.
Senior Unsecured
01/30/42	5.875%	2,510,000	2,889,625
Citigroup, Inc. (a)
Senior Unsecured
01/10/17	4.450%	2,400,000	2,564,390
Comerica Bank Subordinated Notes
08/22/17	5.200%	1,690,000	1,909,845
Discover Bank Subordinated Notes
11/18/19	8.700%	3,235,000	4,089,700
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	2,690,000	2,869,122
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	530,000	602,339

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	$3,625,000	$3,767,372
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	2,685,000	2,785,151
JPMorgan Chase & Co. (c)
04/29/49	7.900%	1,205,000	1,329,790
JPMorgan Chase Capital XXIII (c)
05/15/47	1.467%	805,000	558,160
KeyCorp Senior Unsecured
03/24/21	5.100%	4,890,000	5,630,258
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	1,465,000	1,542,670
National City Preferred Capital Trust I (a)(c)
12/31/49	12.000%	1,658,000	1,706,778
Scotland International Finance No. 2 BV Bank Guaranteed (b)
05/23/13	4.250%	1,700,000	1,710,298
State Street Corp.
03/15/18	4.956%	3,640,000	3,918,176
Senior Unsecured
03/07/16	2.875%	1,785,000	1,910,259
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	8,362,000	8,455,144
Wells Fargo & Co. Senior Unsecured (c)
06/15/16	3.676%	9,160,000	9,953,971
Westpac Banking Corp. Senior Unsecured
12/09/15	3.000%	1,100,000	1,152,470
Total			77,315,556
Brokerage 0.1%
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	1,255,000	1,442,438
Chemicals 0.7%
Dow Chemical Co. (The)
Senior Unsecured
05/15/18	5.700%	1,930,000	2,299,850
05/15/19	8.550%	2,495,000	3,388,460
Dow Chemical Co. (The) (a)
Senior Unsecured
11/15/20	4.250%	2,120,000	2,364,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Lubrizol Corp.
02/01/19	8.875%	$2,090,000	$2,914,601
Total			10,966,946
Electric 2.7%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	1,485,000	1,941,735
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	2,140,000	2,525,425
09/15/17	6.150%	1,535,000	1,877,033
08/01/20	4.000%	3,100,000	3,497,321
03/15/36	5.900%	640,000	870,306
Senior Unsecured
07/15/18	6.950%	1,160,000	1,411,700
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	155,000	235,633
Detroit Edison Co. (The)
10/01/20	3.450%	3,500,000	3,855,376
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	335,000	401,603
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	305,000	347,343
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	790,000	926,623
FPL Energy National Wind LLC Senior Secured (b)
03/10/24	5.608%	556,010	557,044
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	1,015,000	1,220,826
09/01/40	4.750%	3,300,000	3,882,605
Nevada Power Co. (a)
09/15/40	5.375%	4,855,000	6,178,663
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	1,660,000	1,893,919
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	1,520,000	1,956,839
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	1,685,000	2,021,169
Southern California Edison Co.
1st Mortgage
01/15/16	5.000%	2,270,000	2,569,134
09/01/40	4.500%	985,000	1,162,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	$1,555,000	$1,826,786
Total			41,159,213
Entertainment 0.2%
Time Warner, Inc.
11/15/36	6.500%	2,520,000	3,155,488
Food and Beverage 1.2%
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	960,000	1,289,702
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	2,775,000	3,557,955
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	6,605,000	6,903,645
Kraft Foods, Inc. Senior Unsecured
02/09/16	4.125%	4,530,000	4,978,842
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	1,705,000	2,000,045
Total			18,730,189
Gas Distributors 0.5%
Atmos Energy Corp.
Senior Unsecured
06/15/17	6.350%	2,190,000	2,607,541
03/15/19	8.500%	2,140,000	2,881,204
Sempra Energy Senior Unsecured
06/01/16	6.500%	1,855,000	2,206,582
Total			7,695,327
Gas Pipelines 1.7%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,623,000	3,951,961
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	1,090,000	1,241,871
Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	1,440,000	1,807,664
09/01/39	6.500%	330,000	394,656
NiSource Finance Corp.
09/15/17	5.250%	620,000	702,766
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	1,100,000	1,344,114
05/01/19	8.750%	2,185,000	2,910,531

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Southern Natural Gas Co LLC./Issuing Corp. Senior Unsecured
06/15/21	4.400%	$2,020,000	$2,179,178
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	2,110,000	2,937,314
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	6,930,000	7,234,109
Williams Partners LP Senior Unsecured
04/15/40	6.300%	1,555,000	1,960,756
Total			26,664,920
Health Care 0.4%
Express Scripts Holding Co. (b)
02/15/17	2.650%	3,469,000	3,559,107
02/15/22	3.900%	2,765,000	2,972,353
Total			6,531,460
Healthcare Insurance 0.1%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	1,685,000	2,082,438

Independent Energy 0.6%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	2,575,000	3,403,218
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,170,000	1,457,768
Nexen, Inc.
Senior Unsecured
03/10/35	5.875%	980,000	1,155,938
05/15/37	6.400%	640,000	812,592
07/30/39	7.500%	1,460,000	2,041,695
Total			8,871,211
Integrated Energy 0.5%
Hess Corp.
Senior Unsecured
08/15/31	7.300%	1,781,000	2,300,901
02/15/41	5.600%	1,369,000	1,552,103
Shell International Finance BV
03/25/40	5.500%	2,675,000	3,688,426
Total			7,541,430
Life Insurance 1.8%
Lincoln National Corp.
Senior Unsecured
07/01/19	8.750%	2,605,000	3,356,493
Lincoln National Corp. (c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
04/20/67	6.050%	$8,302,000	$8,011,430
MetLife Capital Trust X (b)
04/08/38	9.250%	2,555,000	3,180,975
MetLife, Inc.
08/01/39	10.750%	2,440,000	3,525,800
Prudential Financial, Inc.
Senior Unsecured
06/15/19	7.375%	2,760,000	3,428,591
Prudential Financial, Inc. (c)
06/15/38	8.875%	5,290,000	6,323,285
Total			27,826,574
Media Cable 0.9%
Comcast Corp.
11/15/15	5.850%	3,855,000	4,449,233
03/01/20	5.150%	925,000	1,105,933
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	2,220,000	2,336,079
03/15/17	2.400%	3,636,000	3,732,681
Time Warner Cable, Inc.
05/01/17	5.850%	1,730,000	2,051,791
Total			13,675,717
Media Non-Cable 0.9%
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	6,915,000	7,296,500
News America, Inc.
12/15/35	6.400%	2,465,000	3,083,789
02/15/41	6.150%	2,394,000	3,052,599
Total			13,432,888
Metals 0.6%
ArcelorMittal
Senior Unsecured
10/15/39	7.000%	2,065,000	1,987,189
03/01/41	6.750%	1,125,000	1,048,534
Nucor Corp. Senior Unsecured
06/01/18	5.850%	2,510,000	3,039,474
Vale Overseas Ltd.
11/21/36	6.875%	2,085,000	2,507,892
Total			8,583,089
Non-Captive Consumer 0.1%
Discover Financial Services (b)
04/27/22	5.200%	1,275,000	1,345,669
Non-Captive Diversified 0.4%
General Electric Capital Corp. Senior Unsecured
01/07/21	4.625%	5,910,000	6,681,444

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 0.2%
Halliburton Co. Senior Unsecured
09/15/18	5.900%	$1,160,000	$1,423,187
Weatherford International Ltd.
03/15/38	7.000%	805,000	915,349
Total			2,338,536
Other Industry 0.4%
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	2,440,000	3,111,934
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,460,000	2,245,436
Total			5,357,370
Pharmaceuticals 0.3%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	2,722,000	3,550,348
Wyeth LLC
02/15/16	5.500%	1,500,000	1,745,483
Total			5,295,831
Property & Casualty 0.7%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	975,000	1,046,568
11/15/19	7.350%	2,405,000	2,929,884
08/15/21	5.750%	780,000	883,254
Liberty Mutual Group, Inc. (b)(c)
06/15/58	10.750%	780,000	1,080,300
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	3,365,000	4,172,903
Total			10,112,909
Railroads 0.8%
BNSF Funding Trust I (c)
12/15/55	6.613%	2,825,000	3,065,125
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	1,025,000	1,487,769
CSX Corp.
Senior Unsecured
06/01/21	4.250%	4,160,000	4,684,222
05/30/42	4.750%	2,170,000	2,401,350
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,035,000	1,255,098
Total			12,893,564

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 0.6%
Brandywine Operating Partnership LP
05/15/15	7.500%	$2,595,000	$2,912,558
Duke Realty LP Senior Unsecured
08/15/19	8.250%	3,634,600	4,614,277
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	810,000	879,775
Total			8,406,610
Restaurants 0.8%
McDonald’s Corp.
Senior Unsecured
05/20/21	3.625%	7,075,000	8,022,484
02/01/39	5.700%	1,245,000	1,728,898
McDonald’s Corp. (a)
Senior Unsecured
07/15/40	4.875%	1,635,000	2,037,120
Total			11,788,502
Retailers 0.3%
Best Buy Co., Inc. Senior Unsecured (a)
03/15/21	5.500%	1,910,000	1,722,203
Macy’s Retail Holdings, Inc.
01/15/42	5.125%	3,065,000	3,373,238
Total			5,095,441
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	2,415,000	2,967,202
Supranational 0.2%
European Investment Bank Senior Unsecured (a)
05/30/17	5.125%	2,305,000	2,734,122
Technology 0.9%
Corning, Inc. Senior Unsecured
03/15/42	4.750%	3,140,000	3,447,912
Hewlett-Packard Co.
Senior Unsecured
06/01/21	4.300%	1,500,000	1,537,612
09/15/21	4.375%	2,270,000	2,336,159
12/09/21	4.650%	1,995,000	2,096,823
Hewlett-Packard Co. (a)
Senior Unsecured
09/15/41	6.000%	4,305,000	4,839,483
Total			14,257,989

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.2%
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	$3,000,000	$3,417,728
Wireless 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
11/15/18	8.500%	1,635,000	2,277,437
Wirelines 1.6%
AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	1,765,000	2,070,386
02/15/39	6.550%	2,750,000	3,777,909
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	2,880,000	3,178,106
Telecom Italia Capital SA
07/18/36	7.200%	3,345,000	2,876,700
Telefonica Emisiones SAU
06/20/16	6.421%	2,720,000	2,694,258
07/03/17	6.221%	945,000	926,350
04/27/20	5.134%	2,890,000	2,575,562
Verizon Communications, Inc.
Senior Unsecured
04/01/16	3.000%	4,855,000	5,214,610
04/01/21	4.600%	975,000	1,156,899
Total			24,470,780
Total Corporate Bonds & Notes (Cost: $356,072,325)			$403,715,987

Residential Mortgage-Backed Securities - Agency 38.0%
Federal Home Loan Mortgage Corp. (d)
12/01/40	4.000%	88,639,835	96,523,904
05/01/41- 06/01/41	4.500%	30,445,320	33,697,381
03/01/21- 05/01/41	5.000%	2,638,130	2,917,327
12/01/14- 12/01/35	7.000%	708,144	817,192
09/01/25- 10/01/29	7.500%	65,624	80,316
06/01/26	8.000%	1,085	1,323
09/01/16	9.500%	354	397
Federal National Mortgage Association (c)(d)
08/01/36	2.324%	113,275	114,384
Federal National Mortgage Association (d)
12/01/40- 12/01/41	4.000%	75,211,494	82,225,286
04/01/40- 07/01/41	4.500%	106,794,996	118,381,958

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/01/40- 09/01/40	5.000%	$31,870,969	$35,123,831
08/01/37- 01/01/40	5.500%	23,323,036	25,692,437
07/01/38	6.000%	14,791,944	16,352,033
02/01/13	6.500%	4,874	4,939
06/01/32	7.000%	11,801	13,872
10/01/15- 01/01/30	7.500%	51,944	60,743
12/01/29- 05/01/30	8.000%	220,893	261,032
08/01/17	8.500%	485	493
10/01/20- 12/01/20	10.000%	129,846	149,897
Federal National Mortgage Association (d)(e)
09/01/42	3.000%	15,000,000	15,562,499
09/01/42	3.500%	55,000,000	58,214,062
Federal National Mortgage Association (d)(f)
02/01/41	4.000%	21,405,192	23,428,862
Government National Mortgage Association (c)(d)
07/20/22	1.625%	35,163	36,458
07/20/21	2.000%	27,102	28,181
04/20/22- 06/20/28	2.375%	210,237	218,763
Government National Mortgage Association (d)
02/15/41	4.000%	18,342,740	20,194,210
06/15/39- 03/15/41	4.500%	33,547,844	37,014,646
03/20/28	6.000%	106,692	120,912
05/15/23- 12/15/31	6.500%	141,133	165,374
09/15/13- 05/15/32	7.000%	376,849	446,940
04/15/26- 03/15/30	7.500%	361,913	414,673
05/15/23- 01/15/30	8.000%	201,505	232,985
01/15/17- 12/15/17	8.500%	328,340	357,216
11/15/17- 06/15/30	9.000%	223,723	242,970
11/15/17- 08/15/20	9.500%	189,998	205,764
05/15/16- 07/15/17	10.000%	12,064	12,400
06/15/13	11.500%	3,631	3,648
Government National Mortgage Association (d)(e)
08/01/42	3.500%	13,000,000	14,105,000
Vendee Mortgage Trust (c)(d)(g)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.410%	4,005,233	42,781
CMO IO Series 1998-3 Class IO
03/15/29	0.262%	5,201,347	29,121
Total Residential Mortgage-Backed Securities - Agency (Cost: $554,932,732)			$583,496,210

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.4%
American Mortgage Trust Series 2093-3 Class 3A (c)(d)(h)(i)
07/27/23	8.188%	$9,582	$5,810
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(d)
08/27/37	6.000%	811,979	853,839
Credit Suisse Mortgage Capital Certificates (b)(c)(d)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,630,719	1,613,635
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,707,197	1,746,239
Credit Suisse Mortgage Capital Certificates (b)(c)(d)(e)
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	108,165	110,638
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (b)(c)(d)
09/25/57	2.667%	1,587,817	1,611,322
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,884,446)			$5,941,483

Commercial Mortgage-Backed Securities - Agency 2.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K706 Class A2 (d)
10/25/18	2.323%	10,757,000	11,240,175
Federal National Mortgage Association (d)
02/01/19	7.785%	1,318,022	1,453,386
09/01/19	4.760%	5,741,695	6,634,386
06/01/19	4.770%	5,842,397	6,725,352
01/01/19	2.600%	10,000,000	10,550,730
Total Commercial Mortgage-Backed Securities - Agency (Cost: $34,074,784)			$36,604,029

Commercial Mortgage-Backed Securities - Non-Agency 16.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-4 Class A5A (d)
07/10/45	4.933%	10,198,000	11,233,413
Bear Stearns Commercial Mortgage Securities (c)(d)
Series 2004-T14 Class A4
01/12/41	5.200%	11,705,000	12,327,121
Bear Stearns Commercial Mortgage Securities (d)
Series 2002-TOP8 Class A2
08/15/38	4.830%	811,412	811,983
Series 2003-T10 Class A2
03/13/40	4.740%	9,498,997	9,642,688
Series 2006-PW14 Class A4
12/11/38	5.201%	3,310,000	3,780,397
Series 2006-T24 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
10/12/41	5.537%	$4,328,000	$4,981,809
Series 2007-PW18 Class A4
06/11/50	5.700%	3,690,000	4,284,939
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(d)
Series 2007-CD5 Class A4
11/15/44	5.886%	4,450,000	5,204,435
Citigroup/Deutsche Bank Commercial Mortgage Trust (d)
Series 2007-CD4 Class A4
12/11/49	5.322%	8,830,000	9,896,336
Commercial Mortgage Asset Trust (c)(d)
Series 1999-C1 Class B
01/17/32	7.230%	2,000,000	2,098,804
Series 1999-C2 Class C
11/17/32	7.800%	3,556,000	3,776,721
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (c)(d)
06/15/38	5.813%	9,060,000	10,336,790
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4 (d)
04/10/40	5.023%	1,650,000	1,710,613
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (d)
07/10/39	4.751%	4,575,000	4,948,983
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (d)
03/10/39	5.444%	2,486,000	2,810,207
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(d)
Series 2003-CB6 Class A2
07/12/37	5.255%	3,875,000	4,000,178
Series 2003-CB7 Class A4
01/12/38	4.879%	3,798,811	3,938,095
Series 2005-LDP4 Class A4
10/15/42	4.918%	9,640,000	10,527,574
Series 2006-CB15 Class ASB
06/12/43	5.790%	1,851,566	1,975,813
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2003-C1 Class A2
01/12/37	4.985%	1,678,943	1,697,519
Series 2006-CB16 Class A4
05/12/45	5.552%	7,600,000	8,642,614
Series 2007-CB18 Class A4
06/12/47	5.440%	8,120,000	9,251,287
Series 2012-C6 Class A3
05/15/45	3.507%	4,635,000	4,925,553
LB-UBS Commercial Mortgage Trust (c)(d)
Series 2003-C8 Class A4
11/15/32	5.124%	6,865,000	7,145,593
Series 2004-C6 Class A6
08/15/29	5.020%	3,135,000	3,346,888
Series 2007-C7 Class A3
09/15/45	5.866%	7,500,000	8,688,351
LB-UBS Commercial Mortgage Trust (d)
Series 2003-C3 ClassA4
05/15/32	4.166%	3,525,000	3,591,111
Series 2005-C3 Class A5
07/15/30	4.739%	4,395,000	4,789,425

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2007-C2 Class A3
02/15/40	5.430%	$8,930,000	$10,087,471
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (c)(d)(g)
12/15/30	0.400%	2,425,268	22,247
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4 (d)
08/15/45	3.176%	3,000,000	3,036,394
Morgan Stanley Capital I, Inc. (c)(d)
Series 2007-IQ15 Class A4
06/11/49	5.880%	7,500,000	8,635,642
Morgan Stanley Capital I, Inc. (d)
Series 2003-IQ6 Class A4
12/15/41	4.970%	12,337,000	12,879,581
Series 2003-T11 Class A4
06/13/41	5.150%	15,966,199	16,425,898
Series 2004-T13 Class A4
09/13/45	4.660%	6,224,000	6,478,344
Morgan Stanley Dean Witter Capital I (d)
Series 2001-TOP3 Class A4
07/15/33	6.390%	24,554	24,534
Series 2003-TOP9 Class A2
11/13/36	4.740%	2,900,331	2,922,147
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (b)(c)(d)
08/15/45	5.790%	5,731,000	6,582,203
Nomura Asset Securities Corp. Series 1998-D6 Class A4 (c)(d)
03/15/30	7.633%	4,025,000	4,139,531
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class A4 (d)
05/10/63	3.525%	1,900,000	2,010,715
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class A2 (d)
04/15/45	2.191%	6,818,000	7,051,231
Wachovia Bank Commercial Mortgage Trust (c)(d)
Series 2004-C12 Class A3
07/15/41	5.230%	3,381,055	3,380,582
Series 2005-C22 Class A4
12/15/44	5.266%	6,910,000	7,746,193
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $240,085,599)			$251,787,953

Asset-Backed Securities - Non-Agency 1.7%
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	2,390,000	2,398,320
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3
04/15/28	6.230%	1,090	1,080
CNH Equipment Trust
Series 2010-C Class A3

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
05/15/15	1.170%	$3,746,115	$3,758,349
Series 2011-B Class A3
08/15/16	0.910%	995,000	999,158
Citigroup Mortgage Loan Trust, Inc. (c)
Series 2005-WF2 Class MF1
08/25/35	5.517%	2,800,000	162,977
Series 2005-WF2 Class MF2
08/25/35	5.666%	508,799	5,077
Conseco Financial Corp. Series 1996-5 Class A7 (c)
07/15/27	8.250%	131,383	134,142
Equity One ABS, Inc. Series 2004-3 Class AV2 (c)
07/25/34	0.586%	356,083	254,114
Franklin Auto Trust Series 2008-A Class C (b)
05/20/16	7.160%	1,579,758	1,592,749
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3 (b)
08/15/14	1.070%	4,000,000	4,020,867
Nissan Auto Lease Trust Series 2011-B Class A3
02/16/15	0.920%	3,000,000	3,014,150
Porsche Innovative Lease Owner Trust Series 2011-1 Class A3 (b)
09/22/14	1.090%	2,500,000	2,515,185
SMART Trust Series 2012-1USA Class A4A (b)
12/14/17	2.310%	1,725,000	1,795,207
Volkswagen Auto Lease Trust Series 2011-A Class A3
10/20/14	1.200%	4,500,000	4,537,145
Total Asset-Backed Securities - Non-Agency (Cost: $28,322,110)			$25,188,520

U.S. Treasury Obligations 7.5%
U.S. Treasury
09/15/12	1.375%	4,205,000	4,211,519
05/31/14	0.250%	240,000	240,122
04/30/17	0.875%	244,000	247,488
02/15/42	3.125%	6,711,000	7,478,571
U.S. Treasury (a)
05/15/15	0.250%	4,690,000	4,686,703
05/15/22	1.750%	21,445,000	21,950,968
U.S. Treasury (j)
STRIPS
02/15/22	0.000%	48,555,000	41,814,255
02/15/40	0.000%	58,500,000	27,950,949
11/15/41	0.000%	12,400,000	5,558,250
Total U.S. Treasury Obligations (Cost: $95,924,241)			$114,138,825

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 2.9%
Residual Funding Corp. (a)(j)
STRIPS
10/15/20	0.000%	$14,620,000	$12,809,094
Residual Funding Corp. (j)
STRIPS
01/15/21	0.000%	26,765,000	23,204,291
01/15/30	0.000%	14,000,000	8,810,214
Total U.S. Government & Agency Obligations (Cost: $33,873,308)			$44,823,599

Foreign Government Obligations 1.0%
CANADA 0.5%
Hydro-Quebec
12/01/29	8.500%	925,000	1,540,509
Province of Quebec Senior Unsecured (a)
05/14/18	4.625%	4,710,000	5,551,319
Total			7,091,828
MEXICO 0.2%
Pemex Project Funding Master Trust
03/01/18	5.750%	2,720,000	3,162,000
QATAR 0.3%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	2,850,000	3,249,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/16	5.832%	1,159,093	1,257,616
Total			4,506,616
SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured
10/17/12	5.500%	600,000	604,864
Total Foreign Government Obligations (Cost: $12,709,167)			$15,365,308

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds 1.3%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$865,000	$1,187,187
Commonwealth of Massachusetts
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	$2,820,000	$3,691,493
06/01/40	5.731%	3,065,000	4,167,143
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	3,060,000	3,156,574
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	2,550,000	3,067,446
State of California
Unlimited General Obligaion Taxable Bonds
Various Purpose
Series 2009-3
04/01/14	5.250%	260,000	278,439
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	835,000	903,345
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	2,170,000	2,920,429
Total Municipal Bonds (Cost: $15,514,197)			$19,372,056

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.0%
Banking 1.0%
Citigroup Capital XIII
10/30/40	7.875%	$130,190	$3,565,904
PNC Financial Services Group, Inc.
12/31/49	6.125%	256,125	6,979,407
U.S. Bancorp
12/31/49	6.500%	180,000	5,221,800
Total			15,767,111
Total Preferred Debt (Cost: $14,657,398)			$15,767,111

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.		39	$846
TOTAL FINANCIALS			846
Total Common Stocks (Cost: $—)			$846

Issuer	Coupon Rate	Principal Amount	Value

Treasury Bills 5.7%
Treasury 5.7%
U.S. Treasury Bills (a)
09/27/12	0.080%	$87,300,000	$87,288,793
Total Treasury Bills (Cost: $87,286,146)			$87,288,793

		Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.153% (k)(l)		12,595,164	$12,595,164
Total Money Market Funds (Cost: $12,595,164)			$12,595,164

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.1%
Repurchase Agreements 1.1%
Credit Suisse Securities (USA) LLC dated 07/31/12, matures 08/01/12, repurchase price $7,334,378 (m)
	0.160%	$7,334,345	$7,334,345
Mizuho Securities USA, Inc. dated 07/31/12, matures 08/01/12, repurchase price $5,000,029 (m)
	0.210%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 07/31/12, matures 08/01/12, repurchase price $5,000,028 (m)
	0.200%	5,000,000	5,000,000
Total			17,334,345
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $17,334,345)			$17,334,345
Total Investments
(Cost: $1,509,265,962) (n)			$1,633,420,229(o)
Other Assets & Liabilities, Net			(99,128,848)
Net Assets			$1,534,291,381

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(167)	(25,222,219)	Sept. 2012	—	(719,175)
U.S. Treasury Note, 5-year	149	18,592,406	Oct. 2012	163,872	—
U.S. Treasury Ultra Bond, 30-year	(185)	(31,912,500)	Sept. 2012	—	(1,463,045)
Total		(38,542,313)		163,872	(2,182,220)

Credit Default Swap Contracts Outstanding at July 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Bank of America Corp.	June 20, 2017	1.000	5,000,000	320,209	(402,727)	(5,833)	—	(88,351)
Citibank	Barclays Bank, PLC	June 20, 2017	1.000	3,465,000	163,163	(260,398)	(4,043)	—	(101,278)
JPMorgan	Barclays Bank, PLC	June 20, 2017	1.000	4,405,000	207,426	(326,223)	(5,140)	—	(123,937)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	500,000	23,544	(33,806)	(583)	—	(10,845)
Citibank	CDX North America Investment Grade 18	June 20, 2017	1.000	11,650,000	40,882	(86,725)	(13,592)	—	(59,435)
JPMorgan	CDX North America Investment Grade 18-V1	June 20, 2017	1.000	27,155,000	95,289	(206,671)	(31,681)	—	(143,063)
Total								—	(526,909)

Notes to Portfolio of Investments
(a)	At July 31, 2012, security was partially or fully on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $53,724,482 or 3.50% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	At July 31, 2012, investments in securities included securities valued at $1,860,110 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $5,810, representing less than 0.01% of net assets.  Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10-22-10 - 10-12-11	5,951

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2012, the value of these securities amounted to $5,810, which represents less than 0.01% of net assets.

(j)	Zero coupon bond.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2012.

(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,416,654	185,814,260	(180,635,750)	—	12,595,164	3,770	12,595,164

(m)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value ($)
Fannie Mae Interest Strip	3,107,735
Federal Home Loan Mortgage Corp	1,986,161
Freddie Mac Coupon Strips	1,386,934
Freddie Mac Strips	1,000,211
Total Market Value of Collateral Securities	7,481,041

Mizuho Securities USA, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae Pool	2,307,935
Freddie Mac Gold Pool	33,071
Freddie Mac Non Gold Pool	218,874
Freddie Mac REMICS	399,298
Ginnie Mae I Pool	124,707
Ginnie Mae II Pool	2,016,115
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.200%)

Security Description	Value ($)
34,181
Fannie Mae Pool	762,882
Fannie Mae REMICS	1,588,192
Federal National Mortgage Association	173,025
Freddie Mac Gold Pool	56,046
Freddie Mac Non Gold Pool	160,274
Freddie Mac REMICS	1,133,180
Government National Mortgage Association	1,192,248
Total Market Value of Collateral Securities	5,100,028

(n)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $1,509,266,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$130,197,000
Unrealized Depreciation	(6,043,000)
Net Unrealized Appreciation	$124,154,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
REMIC(S)	Real Estate Mortgage Investment Conduit(s)
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as  Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	403,715,987	—	403,715,987
Residential Mortgage-Backed Securities - Agency	—	583,496,210	—	583,496,210
Residential Mortgage-Backed Securities - Non-Agency	—	4,078,796	1,862,687	5,941,483
Commercial Mortgage-Backed Securities - Agency	—	36,604,029	—	36,604,029
Commercial Mortgage-Backed Securities - Non-Agency	—	251,787,953	—	251,787,953
Asset-Backed Securities - Non-Agency	—	25,188,520	—	25,188,520
U.S. Treasury Obligations	38,815,371	75,323,454	—	114,138,825
U.S. Government & Agency Obligations	—	44,823,599	—	44,823,599
Foreign Government Obligations	—	15,365,308	—	15,365,308
Municipal Bonds	—	19,372,056	—	19,372,056
Preferred Debt	15,767,111	—	—	15,767,111
Total Bonds	54,582,482	1,459,755,912	1,862,687	1,516,201,081

Equity Securities
Common Stocks
Financials	846	—	—	846
Total Equity Securities	846	—	—	846

Short-Term Securities
Treasury Note Short-Term	87,288,793	—	—	87,288,793
Total Short-Term Securities	87,288,793	—	—	87,288,793

Other
Money Market Funds	12,595,164	—	—	12,595,164
Investments of Cash Collateral Received for Securities on Loan	—	17,334,345	—	17,334,345
Total Other	12,595,164	17,334,345	—	29,929,509

Investments in Securities	154,467,285	1,477,090,257	1,862,687	1,633,420,229
Derivatives
Assets
Futures Contracts	163,872	—	—	163,872
Liabilities
Futures Contracts	(2,182,220)	—	—	(2,182,220)
Swap Contracts	—	(526,909)	—	(526,909)
Total	152,448,937	1,476,563,348	1,862,687	1,630,874,972

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of April 30, 2012	2,022,584
Accrued discounts/premiums	130
Realized gain (loss)	482
Change in unrealized appreciation (depreciation)(a)	(13,051)
Sales	(258,097)
Purchases	110,639
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2012	1,862,687

(a)Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2012 was $(13,051)

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Corporate Income Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 93.4%
Aerospace & Defense 2.0%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$1,435,000	$1,449,350
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	897,000	937,365
Bombardier, Inc. Senior Unsecured (a)
05/01/14	6.300%	105,000	110,381
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	1,140,000	1,214,100
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,865,000	2,004,875
L-3 Communications Corp.
02/15/21	4.950%	9,200,000	10,148,097
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	10,190,000	10,755,678
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	1,622,000	1,754,853
Oshkosh Corp.
03/01/17	8.250%	149,000	163,155
03/01/20	8.500%	684,000	761,805
TransDigm, Inc.
12/15/18	7.750%	449,000	500,635
Total			29,800,294
Airlines —%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	510,879	525,567

Automotive 0.6%
Allison Transmission, Inc. (a)(b)
05/15/19	7.125%	578,000	608,345
Chrysler Group LLC/Co-Issuer, Inc. (b)
Secured
06/15/19	8.000%	847,000	880,880
06/15/21	8.250%	506,000	526,873
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	65,000	69,225
Dana Holding Corp. (b)
Senior Unsecured
02/15/21	6.750%	941,000	1,011,575
Delphi Corp.
05/15/19	5.875%	926,000	987,348
05/15/21	6.125%	89,000	97,121
Lear Corp.
03/15/18	7.875%	347,000	381,700
03/15/20	8.125%	917,000	1,031,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	$325,000	$344,500
02/15/19	8.500%	416,000	445,120
Visteon Corp. (b)
04/15/19	6.750%	2,223,000	2,161,867
Total			8,546,179
Banking 9.0%
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	23,570,000	25,407,494
Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	22,400,000	23,579,920
Goldman Sachs Group, Inc. (The)
Senior Unsecured
06/15/20	6.000%	12,660,000	13,985,034
01/24/22	5.750%	14,470,000	15,805,928
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	2,420,000	2,590,070
JPMorgan Chase & Co. Senior Unsecured
08/15/21	4.350%	25,805,000	28,265,300
Morgan Stanley Senior Unsecured
07/28/21	5.500%	20,490,000	20,706,825
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	444,000	479,520
Washington Mutual Bank Subordinated Notes (c)(d)(e)
01/15/15	5.125%	6,350,000	9,525
Total			130,829,616
Brokerage 0.2%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	695,000	709,769
11/30/17	12.500%	898,000	1,028,210
Neuberger Berman Group LLC/Finance Corp. (a)
Senior Unsecured
03/15/20	5.625%	274,000	287,015
03/15/22	5.875%	410,000	433,575
Total			2,458,569
Building Materials 0.2%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	1,137,000	1,242,172
Gibraltar Industries, Inc.
12/01/15	8.000%	555,000	567,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Interface, Inc.
12/01/18	7.625%	$461,000	$493,270
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	480,000	484,800
Nortek, Inc.
12/01/18	10.000%	45,000	48,600
04/15/21	8.500%	267,000	275,010
Total			3,111,340
Chemicals 1.3%
Celanese U.S. Holdings LLC
06/15/21	5.875%	578,000	625,685
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	3,632,000	4,050,083
Eastman Chemical Co. Senior Unsecured
08/15/22	3.600%	2,915,000	3,064,647
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	1,159,000	1,185,078
Huntsman International LLC (b)
03/15/21	8.625%	345,000	396,750
Ineos Finance PLC Senior Secured (a)
05/15/15	9.000%	914,000	966,555
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	520,000	570,700
Koppers, Inc.
12/01/19	7.875%	96,000	104,640
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	2,219,000	2,551,850
LyondellBasell Industries NV (b)
Senior Unsecured
04/15/24	5.750%	2,661,000	3,013,582
MacDermid, Inc. (a)
04/15/17	9.500%	682,000	711,838
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	360,000	401,400
11/01/19	8.625%	353,000	404,185
Polypore International, Inc. (b)
11/15/17	7.500%	716,000	766,120
Total			18,813,113
Construction Machinery 0.5%
Ashtead Capital, Inc. (a)
07/15/22	6.500%	174,000	180,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
CNH Capital LLC (a)
11/01/16	6.250%	$1,161,000	$1,250,977
Case New Holland, Inc.
12/01/17	7.875%	1,170,000	1,371,825
Columbus McKinnon Corp.
02/01/19	7.875%	559,000	592,540
Manitowoc Co., Inc. (The) (b)
02/15/18	9.500%	51,000	56,100
11/01/20	8.500%	595,000	648,550
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	408,000	404,940
Terex Corp.
04/01/20	6.500%	264,000	273,240
UR Merger Sub Corp.
06/15/16	10.875%	74,000	83,250
12/15/19	9.250%	951,000	1,057,988
Senior Unsecured
02/01/21	8.250%	120,000	130,200
UR Merger Sub Corp. (a)
05/15/20	7.375%	467,000	492,685
04/15/22	7.625%	713,000	755,780
Secured
07/15/18	5.750%	564,000	587,970
Total			7,886,570
Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.375%	680,000	717,400
Realogy Corp. Senior Secured (a)(b)
01/15/20	9.000%	448,000	469,280
Total			1,186,680
Consumer Products 0.9%
Beam, Inc. Senior Unsecured
05/15/22	3.250%	11,190,000	11,627,775
Libbey Glass, Inc. (a)
05/15/20	6.875%	251,000	265,433
Mead Products LLC/ACCO Brands Corp. (a)
04/30/20	6.750%	244,000	262,300
Spectrum Brands, Inc. (a)(b)
03/15/20	6.750%	790,000	825,550
Total			12,981,058
Diversified Manufacturing 0.1%
Actuant Corp. (a)
06/15/22	5.625%	326,000	334,965

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$375,000	$397,500
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	255,000	270,300
Tomkins LLC/Inc. Secured
10/01/18	9.000%	291,000	323,374
Total			1,326,139
Electric 12.4%
AES Corp. (The) Senior Unsecured (a)
07/01/21	7.375%	1,447,000	1,655,006
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	4,580,000	4,981,845
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	6,290,000	7,186,136
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	3,961,000	4,663,048
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	1,480,000	1,546,600
12/15/15	6.875%	10,205,000	11,362,308
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	1,714,000	1,902,540
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%	400,000	438,667
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	955,000	1,063,474
06/01/16	6.350%	14,800,000	17,281,383
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	17,070,000	21,157,480
01/15/19	8.875%	1,500,000	2,065,251
Duke Energy Corp. Senior Unsecured
09/15/19	5.050%	9,750,000	11,472,669
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	171,000	188,528
Indiana Michigan Power Co.
Senior Unsecured
12/01/15	5.650%	1,500,000	1,699,206
03/15/37	6.050%	4,000,000	5,028,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	$330,000	$366,300
Nevada Power Co.
05/15/18	6.500%	5,730,000	7,097,115
08/01/18	6.500%	2,136,000	2,683,086
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	4,000,000	4,502,256
Oncor Electric Delivery Co. LLC (a)
Senior Secured
12/01/41	4.550%	1,625,000	1,673,006
06/01/42	5.300%	4,320,000	4,907,165
PacifiCorp 1st Mortgage
01/15/19	5.500%	3,035,000	3,656,428
Pacific Gas & Electric Co. Senior Unsecured
04/15/42	4.450%	1,960,000	2,242,773
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	4,525,000	5,250,222
04/01/22	3.150%	11,625,000	11,927,227
Sierra Pacific Power Co.
05/15/16	6.000%	6,002,000	7,023,750
Tampa Electric Co.
Senior Unsecured
05/15/21	5.400%	7,741,000	9,528,606
06/15/42	4.100%	850,000	915,934
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	5,000,000	6,428,420
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	6,750,000	7,066,421
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	8,775,000	10,308,712
Total			179,269,662
Entertainment 0.7%
AMC Entertainment, Inc.
06/01/19	8.750%	606,000	657,510
12/01/20	9.750%	51,000	55,335
Cinemark U.S.A., Inc (b)
06/15/21	7.375%	73,000	81,030
Six Flags, Inc. (a)(c)(e)(f)
06/01/14	9.625%	259,000	—
Speedway Motorsports, Inc. (b)
02/01/19	6.750%	269,000	283,122
Time Warner, Inc.
03/29/41	6.250%	7,695,000	9,675,916

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
Vail Resorts, Inc.
05/01/19	6.500%	$67,000	$72,193
Total			10,825,106
Environmental 1.1%
Clean Harbors, Inc. (a)(b)
08/01/20	5.250%	607,000	625,969
Waste Management, Inc.
06/30/20	4.750%	13,785,000	15,912,949
Total			16,538,918
Food and Beverage 4.8%
ARAMARK Holdings Corp. Senior Unsecured PIK (a)
05/01/16	8.625%	100,000	102,251
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	4,925,000	5,756,320
Cott Beverages, Inc.
11/15/17	8.375%	105,000	114,450
09/01/18	8.125%	337,000	369,857
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	7,357,000	8,948,643
Heineken NV Senior Unsecured (a)
04/01/22	3.400%	12,760,000	13,250,201
Kraft Foods Group, Inc. (a)
08/23/18	6.125%	10,510,000	12,893,745
02/10/20	5.375%	1,767,000	2,128,417
06/04/42	5.000%	5,055,000	5,701,671
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	1,735,000	2,130,351
02/10/20	5.375%	1,608,000	1,937,781
Molson Coors Brewing Co.
05/01/22	3.500%	3,645,000	3,909,445
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	188,000	192,230
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	4,535,000	4,724,350
SABMiller PLC Senior Unsecured (a)
07/15/18	6.500%	6,165,000	7,704,771
Total			69,864,483
Gaming 0.5%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	580,000	426,300
Senior Secured
06/01/17	11.250%	93,000	100,673

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Caesars Entertainment Operating Co., Inc. (a)
Senior Secured
02/15/20	8.500%	$918,000	$921,442
Chester Downs & Marina LLC Senior Secured (a)
02/01/20	9.250%	402,000	415,065
MGM Resorts International
03/01/18	11.375%	573,000	661,815
Senior Secured
03/15/20	9.000%	1,176,000	1,314,180
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	535,000	591,844
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	711,000	805,207
Seminole Indian Tribe of Florida (a)
10/01/20	7.804%	470,000	469,474
Senior Secured
10/01/20	6.535%	251,000	260,119
Seneca Gaming Corp. (a)
12/01/18	8.250%	633,000	655,946
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	203,000	195,387
Total			6,817,452
Gas Pipelines 9.2%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	7,966,000	9,551,385
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	6,980,000	8,090,009
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	130,000	134,875
El Paso LLC
Senior Unsecured
06/01/18	7.250%	381,000	438,150
09/15/20	6.500%	2,084,000	2,323,660
01/15/32	7.750%	348,000	407,577
Enterprise Products Operating LLC
03/01/15	5.000%	1,800,000	1,967,798
02/01/41	5.950%	3,520,000	4,194,506
02/15/42	5.700%	2,455,000	2,857,907
Gulfstream Natural Gas System LLC Senior Unsecured (a)
06/01/16	6.950%	5,045,000	5,910,374
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	6,575,000	6,936,960
01/15/38	6.950%	1,320,000	1,657,025
09/01/39	6.500%	1,695,000	2,027,095

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	$764,000	$801,245
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	9,295,000	9,529,597
NiSource Finance Corp.
09/15/20	5.450%	9,030,000	10,374,477
Northwest Pipeline GP
Senior Unsecured
04/15/17	5.950%	8,479,000	9,898,643
06/15/18	6.050%	1,085,000	1,290,865
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	2,130,000	2,602,694
Senior Unsecured
06/01/22	3.650%	6,505,000	6,893,218
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	72,000	79,380
12/01/18	6.875%	622,000	663,208
07/15/21	6.500%	812,000	864,780
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	12,795,000	12,475,125
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	16,345,000	19,091,025
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	65,000	65,650
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	375,000	377,813
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	9,158,000	10,588,928
Transcontinental Gas Pipe Line Co. LLC (a)
Senior Unsecured
08/01/42	4.450%	1,085,000	1,130,967
Total			133,224,936
Health Care 3.4%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	66,409	71,058
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	875,000	927,500
Biomet, Inc.
10/15/17	10.000%	266,000	283,290
Biomet, Inc. (a)(g)
Senior Unsecured
08/01/20	6.500%	702,000	723,060
CHS/Community Health Systems, Inc.
11/15/19	8.000%	881,000	953,682
07/15/20	7.125%	656,000	687,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	$5,655,000	$6,515,510
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	1,222,000	1,263,242
Emdeon, Inc. (a)
12/31/19	11.000%	525,000	597,188
Express Scripts Holding Co.
05/15/16	3.125%	11,000,000	11,643,643
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	192,000	206,160
01/31/22	5.875%	248,000	265,050
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	716,000	799,235
HCA Holdings, Inc. Senior Unsecured (b)
05/15/21	7.750%	555,000	604,256
HCA, Inc.
02/15/22	7.500%	291,000	326,648
Senior Secured
02/15/20	6.500%	1,171,000	1,308,592
02/15/20	7.875%	1,441,000	1,621,125
09/15/20	7.250%	1,062,000	1,186,785
Hanger, Inc.
11/15/18	7.125%	662,000	684,342
Health Management Associates, Inc. Senior Unsecured (a)
01/15/20	7.375%	646,000	696,872
Healthsouth Corp.
02/15/20	8.125%	340,000	375,700
09/15/22	7.750%	32,000	34,800
Hologic, Inc. (a)(g)
08/01/20	6.250%	254,000	268,605
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	8,065,000	8,956,411
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	855,000	837,900
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
11/01/19	12.500%	463,000	421,330
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)(b)
11/01/18	10.500%	584,000	617,580
LifePoint Hospitals, Inc. (b)
10/01/20	6.625%	90,000	96,694
Multiplan, Inc. (a)
09/01/18	9.875%	1,164,000	1,280,400
PSS World Medical, Inc. (a)
03/01/22	6.375%	100,000	104,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	$505,000	$544,138
Physiotherapy Associates Holdings, Inc. Senior Unsecured (a)
05/01/19	11.875%	174,000	180,960
Radnet Management, Inc.
04/01/18	10.375%	220,000	221,100
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	245,000	241,938
STHI Holding Corp. Secured (a)
03/15/18	8.000%	243,000	257,580
Tenet Healthcare Corp.
Senior Secured
07/01/19	8.875%	170,000	192,738
Senior Unsecured
08/01/20	8.000%	277,000	290,850
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	334,000	355,710
United Surgical Partners International, Inc. Senior Unsecured (a)
04/01/20	9.000%	362,000	390,055
Universal Hospital Services, Inc. Senior Secured (a)(g)
08/15/20	7.625%	218,000	222,360
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	750,000	783,750
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	217,000	225,680
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	911,000	947,440
Total			49,212,617
Healthcare Insurance 0.8%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	548,000	642,530
Aetna, Inc. Senior Unsecured
05/15/42	4.500%	3,565,000	3,812,917
WellPoint, Inc. Senior Unsecured
05/15/42	4.625%	7,605,000	7,861,228
Total			12,316,675
Home Construction 0.1%
KB Home
09/15/22	7.500%	219,000	220,642
KB Home (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
03/15/20	8.000%	$248,000	$259,780
Meritage Homes Corp. (a)
04/01/22	7.000%	248,000	257,920
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	438,000	476,325
Taylor Morrison Communities, Inc./Monarch (a)
04/15/20	7.750%	534,000	567,375
Total			1,782,042
Independent Energy 6.2%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	17,510,000	20,262,012
Antero Resources Finance Corp.
12/01/17	9.375%	35,000	38,675
08/01/19	7.250%	120,000	127,500
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	235,000	250,569
Canadian Oil Sands Ltd. Senior Unsecured (a)
04/01/42	6.000%	4,170,000	4,726,366
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,060,000	1,147,450
Chaparral Energy, Inc.
10/01/20	9.875%	97,000	109,853
09/01/21	8.250%	681,000	738,885
Chaparral Energy, Inc. (a)
11/15/22	7.625%	250,000	260,000
Chesapeake Energy Corp. (b)
08/15/20	6.625%	968,000	960,740
11/15/20	6.875%	480,000	475,200
02/15/21	6.125%	984,000	961,860
Cimarex Energy Co.
05/01/22	5.875%	980,000	1,048,600
Comstock Resources, Inc.
06/15/20	9.500%	1,036,000	1,085,210
Concho Resources, Inc.
10/01/17	8.625%	444,000	490,620
01/15/21	7.000%	1,594,000	1,749,415
01/15/22	6.500%	174,000	186,180
Continental Resources, Inc.
10/01/19	8.250%	240,000	272,400
10/01/20	7.375%	382,000	431,660
04/01/21	7.125%	457,000	514,125
Continental Resources, Inc. (a)
09/15/22	5.000%	4,067,000	4,229,680
EP Energy LLC/Finance, Inc. (a)
Senior Secured
05/01/19	6.875%	693,000	739,777
EP Energy LLC/Finance, Inc. (a)(b)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
05/01/20	9.375%	$1,189,000	$1,279,661
EnCana Corp.
Senior Unsecured
08/15/37	6.625%	350,000	423,851
EnCana Corp. (b)
Senior Unsecured
11/15/41	5.150%	6,495,000	6,797,518
Hilcorp Energy I LP/Finance Co. (a)
Senior Notes
02/15/20	8.000%	425,000	468,563
04/15/21	7.625%	278,000	303,020
Kodiak Oil & Gas Corp. (a)
12/01/19	8.125%	1,903,000	2,026,695
Laredo Petroleum, Inc.
02/15/19	9.500%	1,289,000	1,456,570
Laredo Petroleum, Inc. (a)
05/01/22	7.375%	352,000	366,960
MEG Energy Corp. (a)
03/15/21	6.500%	975,000	1,011,562
01/30/23	6.375%	377,000	385,954
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	1,081,000	1,152,616
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	4,220,000	4,555,625
Oasis Petroleum, Inc.
02/01/19	7.250%	653,000	679,120
11/01/21	6.500%	834,000	840,255
01/15/23	6.875%	860,000	870,750
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	4,170,000	4,326,625
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	255,000	288,150
10/01/22	5.375%	727,000	743,357
Range Resources Corp.
05/15/19	8.000%	105,000	116,288
08/01/20	6.750%	220,000	240,900
06/01/21	5.750%	705,000	749,062
Range Resources Corp. (b)
08/15/22	5.000%	128,000	131,840
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	294,000	304,290
SM Energy Co. (a)
Senior Unsecured
01/01/23	6.500%	286,000	291,720
Whiting Petroleum Corp.
10/01/18	6.500%	35,000	37,538
Woodside Finance Ltd. (a)
11/15/13	5.000%	13,555,000	14,116,760
05/10/21	4.600%	4,295,000	4,686,197
Total			89,458,224

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 1.6%
Hess Corp. Senior Unsecured
02/15/41	5.600%	$3,500,000	$3,968,123
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	3,750,000	4,561,099
Petro-Canada Senior Unsecured
05/15/18	6.050%	12,320,000	14,832,368
Total			23,361,590
Life Insurance 2.9%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	10,940,000	11,639,930
MetLife, Inc. Senior Unsecured
02/08/21	4.750%	5,050,000	5,734,022
Prudential Covered Trust 2012-1 (a)
09/30/15	2.997%	3,150,000	3,214,525
Prudential Financial, Inc.
Senior Unsecured
01/14/15	3.875%	4,132,000	4,327,216
12/01/17	6.000%	12,463,000	14,627,786
05/12/41	5.625%	2,185,000	2,384,917
Total			41,928,396
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	271,000	288,615
Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	1,000	1,118
03/01/20	7.375%	395,000	474,524
Total			764,257
Media Cable 4.3%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	220,000	241,450
04/30/20	8.125%	715,000	809,737
01/31/22	6.625%	1,047,000	1,138,612
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	425,000	498,312
CSC Holdings LLC (a)
Senior Unsecured
11/15/21	6.750%	496,000	540,640
Cablevision Systems Corp. Senior Unsecured (b)
04/15/20	8.000%	290,000	321,175
Comcast Corp.
02/15/18	5.875%	3,000,000	3,606,570
08/15/37	6.950%	9,525,000	13,079,863

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	$7,950,000	$8,402,705
08/15/40	6.000%	2,000,000	2,329,970
DISH DBS Corp.
09/01/19	7.875%	840,000	976,500
06/01/21	6.750%	1,049,000	1,147,344
DISH DBS Corp. (a)
07/15/22	5.875%	403,000	408,038
Quebecor Media, Inc. Senior Unsecured
03/15/16	7.750%	635,000	653,256
Time Warner Cable, Inc.
07/01/18	6.750%	11,493,000	14,451,172
Time Warner Cable, Inc. (b)
02/01/20	5.000%	10,820,000	12,546,023
Videotron Ltee
07/15/22	5.000%	286,000	298,870
Virgin Media Finance PLC
08/15/16	9.500%	224,000	251,440
Total			61,701,677
Media Non-Cable 3.1%
AMC Networks, Inc.
07/15/21	7.750%	433,000	490,914
British Sky Broadcasting Group PLC (a)
02/15/18	6.100%	5,045,000	5,978,925
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	896,000	967,680
Clear Channel Worldwide Holdings, Inc. (a)
03/15/20	7.625%	208,000	195,000
03/15/20	7.625%	1,614,000	1,545,405
Hughes Satellite Systems Corp.
06/15/21	7.625%	720,000	795,600
Senior Secured
06/15/19	6.500%	281,000	302,075
Intelsat Jackson Holdings SA
04/01/19	7.250%	355,000	379,406
Intelsat Jackson Holdings SA (a)
10/15/20	7.250%	1,504,000	1,598,000
Intelsat Luxembourg SA PIK
02/04/17	11.500%	710,000	738,400
Lamar Media Corp. (a)(b)
02/01/22	5.875%	904,000	953,720
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	511,000	550,603
National CineMedia LLC (a)
Senior Secured
04/15/22	6.000%	547,000	566,145
News America, Inc.
02/15/41	6.150%	9,820,000	12,521,521

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Nielsen Finance LLC/Co.
10/15/18	7.750%	$1,457,000	$1,639,125
Salem Communications Corp. Secured
12/15/16	9.625%	607,000	672,253
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	737,000	814,385
TCM Sub LLC (a)
01/15/15	3.550%	10,270,000	10,854,118
Univision Communications, Inc. (a)
Senior Secured
05/15/19	6.875%	526,000	547,040
11/01/20	7.875%	870,000	931,987
Univision Communications, Inc. (a)(b)
05/15/21	8.500%	485,000	491,063
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	1,329,000	1,435,320
Total			44,968,685
Metals 1.7%
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	602,000	522,235
06/01/21	6.250%	12,000	10,320
ArcelorMittal (b)
Senior Unsecured
03/01/21	5.500%	7,090,000	6,850,011
02/25/22	6.250%	4,635,000	4,654,627
Arch Coal, Inc. (b)
06/15/19	7.000%	276,000	240,810
06/15/21	7.250%	367,000	317,455
CONSOL Energy, Inc.
04/01/17	8.000%	215,000	227,363
04/01/20	8.250%	540,000	573,750
03/01/21	6.375%	240,000	234,000
Calcipar SA Senior Secured (a)
05/01/18	6.875%	819,000	804,667
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	1,199,000	1,284,429
FMG Resources August 2006 Proprietary Ltd. (a)(b)
02/01/16	6.375%	811,000	815,055
02/01/18	6.875%	141,000	142,410
Senior Unsecured
04/01/22	6.875%	274,000	273,315
Inmet Mining Corp. Senior Notes (a)
06/01/20	8.750%	1,288,000	1,268,680
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	1,021,000	1,023,552
Novelis, Inc. (b)
12/15/17	8.375%	185,000	202,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Peabody Energy Corp. (a)
11/15/18	6.000%	$617,000	$617,000
Peabody Energy Corp. (a)(b)
11/15/21	6.250%	563,000	555,962
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	521,000	527,512
Vale Overseas Ltd.
01/23/17	6.250%	3,715,000	4,259,125
Total			25,404,853
Non-Captive Consumer 0.2%
SLM Corp.
Senior Notes
01/25/16	6.250%	233,000	246,980
Senior Unsecured
03/25/20	8.000%	1,092,000	1,225,770
01/25/22	7.250%	388,000	415,513
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,283,000	1,039,230
Total			2,927,493
Non-Captive Diversified 3.5%
Ally Financial, Inc.
02/15/17	5.500%	633,000	659,439
12/01/17	6.250%	265,000	286,531
03/15/20	8.000%	3,668,000	4,360,335
09/15/20	7.500%	573,000	668,261
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	1,561,000	1,652,709
05/15/20	5.375%	499,000	525,160
CIT Group, Inc. (a)
Senior Unsecured
02/15/19	5.500%	1,688,000	1,763,960
CIT Group, Inc. (a)(b)
05/02/17	7.000%	413,088	415,153
Senior Secured
04/01/18	6.625%	305,000	337,025
CIT Group, Inc. (g)
Senior Unsecured
08/15/17	4.250%	408,000	408,000
08/15/22	5.000%	326,000	326,000
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	30,430,000	34,783,468
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	595,000	694,662
05/15/19	6.250%	907,000	953,484
12/15/20	8.250%	1,510,000	1,770,475
01/15/22	8.625%	427,000	513,710
Total			50,118,372

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 1.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	$1,581,000	$1,683,765
Green Field Energy Services, Inc. Senior Secured (a)
11/15/16	13.000%	682,000	593,340
Noble Holding International Ltd.
03/15/22	3.950%	4,100,000	4,293,766
Offshore Group Investments Ltd.
Senior Secured
08/01/15	11.500%	1,240,000	1,364,000
Offshore Group Investments Ltd. (a)
Senior Secured
08/01/15	11.500%	831,000	914,100
Oil States International, Inc.
06/01/19	6.500%	510,000	536,775
Weatherford International Ltd.
03/15/38	7.000%	1,520,000	1,728,362
Weatherford International Ltd. (b)
04/15/42	5.950%	7,290,000	7,818,882
Total			18,932,990
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.000%	874,000	928,625
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	426,000	432,390
Total			1,361,015
Packaging 0.4%
Ardagh Packaging Finance PLC Senior Secured (a)
10/15/17	7.375%	550,000	589,875
Berry Plastics Corp. Secured (b)
01/15/21	9.750%	528,000	591,360
Crown Americas LLC/Capital Corp. II
05/15/17	7.625%	220,000	238,700
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	166,000	180,525
08/01/19	7.750%	275,000	313,500
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,000	1,018
08/15/19	9.875%	407,000	431,420
02/15/21	8.250%	1,274,000	1,251,705
Senior Secured
10/15/16	7.750%	243,000	255,757
04/15/19	7.125%	316,000	335,750
08/15/19	7.875%	281,000	309,802
02/15/21	6.875%	1,746,000	1,859,490
Reynolds Group Issuer, Inc./LLC (a)(b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Senior Secured
08/15/19	9.875%	$92,000	$97,520
Total			6,456,422
Paper 0.1%
Cascades, Inc.
12/15/17	7.750%	240,000	248,400
01/15/20	7.875%	205,000	211,150
Graphic Packaging International, Inc.
06/15/17	9.500%	450,000	496,687
10/01/18	7.875%	56,000	62,160
Total			1,018,397
Pharmaceuticals 0.2%
Endo Health Solutions, Inc.
01/15/22	7.250%	159,000	176,093
Grifols, Inc.
02/01/18	8.250%	868,000	950,460
Mylan, Inc. (a)
11/15/18	6.000%	660,000	711,150
Pharmaceutical Product Development, Inc. Senior Unsecured (a)
12/01/19	9.500%	206,000	228,917
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	213,000	230,306
Total			2,296,926
Property & Casualty 2.6%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	9,180,000	9,671,727
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	4,450,000	4,806,774
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	11,651,000	13,319,703
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	3,000,000	3,088,263
05/01/22	4.950%	6,385,000	6,538,336
Total			37,424,803
Railroads 3.9%
Burlington Northern Santa Fe LLC
Senior Unsecured
06/01/41	5.400%	1,656,000	2,005,227
09/15/41	4.950%	8,400,000	9,642,486
CSX Corp.
Senior Unsecured
03/15/18	6.250%	10,360,000	12,597,553
05/30/42	4.750%	5,395,000	5,970,177
Canadian Pacific Railway Co.
Senior Unsecured
05/15/18	6.500%	7,220,000	8,749,752

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
05/15/37	5.950%	$760,000	$910,722
Norfolk Southern Corp.
Senior Unsecured
04/01/18	5.750%	2,171,000	2,605,024
10/01/41	4.837%	7,510,000	8,772,499
Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	4,540,000	4,888,913
Total			56,142,353
Refining 1.1%
Phillips 66 (a)
05/01/42	5.875%	8,225,000	9,429,749
Valero Energy Corp.
02/01/15	4.500%	4,800,000	5,158,613
06/15/37	6.625%	1,070,000	1,294,964
Total			15,883,326
Restaurants 1.1%
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	13,170,000	15,318,369
Retailers 0.6%
99 Cents Only Stores (a)
12/15/19	11.000%	305,000	333,213
AutoNation, Inc. (b)
02/01/20	5.500%	249,000	261,139
Burlington Coat Factory Warehouse Corp. (b)
02/15/19	10.000%	652,000	691,935
J Crew Group, Inc. (b)
03/01/19	8.125%	37,000	38,064
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	464,000	465,740
Limited Brands, Inc.
05/01/20	7.000%	500,000	555,625
04/01/21	6.625%	175,000	194,469
02/15/22	5.625%	991,000	1,038,072
Michaels Stores, Inc. (b)
11/01/16	11.375%	65,000	68,819
QVC, Inc. (a)
Senior Secured
04/15/17	7.125%	55,000	59,950
10/01/19	7.500%	515,000	576,156
10/15/20	7.375%	725,000	810,187
Rite Aid Corp.
Senior Unsecured
02/15/27	7.700%	513,000	427,072
Rite Aid Corp. (b)
03/15/20	9.250%	683,000	689,830
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
08/15/20	8.000%	$850,000	$957,312
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	505,000	539,719
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%	198,000	221,018
Sonic Automotive, Inc. (a)
07/15/22	7.000%	186,000	195,068
Total			8,123,388
Supermarkets 1.0%
Kroger Co. (The) Senior Unsecured
04/15/42	5.000%	6,350,000	6,578,441
Safeway, Inc. Senior Unsecured (b)
12/01/21	4.750%	8,801,000	8,580,377
Total			15,158,818
Technology 1.7%
Alliance Data Systems Corp. (a)(b)
04/01/20	6.375%	283,000	291,490
Amkor Technology, Inc. (b)
Senior Unsecured
05/01/18	7.375%	486,000	501,795
06/01/21	6.625%	816,000	809,880
Anixter, Inc.
05/01/19	5.625%	166,000	172,225
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	382,000	398,235
01/15/20	6.875%	175,000	189,875
CDW LLC/Finance Corp.
04/01/19	8.500%	1,216,000	1,288,960
Senior Secured
12/15/18	8.000%	627,000	681,863
Cardtronics, Inc.
09/01/18	8.250%	620,000	689,750
CommScope, Inc. (a)
01/15/19	8.250%	355,000	371,419
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	604,000	671,950
First Data Corp. (a)
Senior Secured
06/15/19	7.375%	1,169,000	1,221,605
08/15/20	8.875%	520,000	569,400
First Data Corp. (b)
01/15/21	12.625%	1,449,000	1,463,490
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	922,000	986,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Hewlett-Packard Co. Senior Unsecured
12/09/21	4.650%	$11,335,000	$11,913,527
Interactive Data Corp.
08/01/18	10.250%	735,000	832,387
NXP BV/Funding LLC Senior Secured (a)
08/01/18	9.750%	998,000	1,152,690
Total			24,207,081
Transportation Services 1.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	518,000	556,202
03/15/20	9.750%	562,000	628,737
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	6,117,000	7,318,041
10/15/37	7.000%	2,240,000	2,832,200
FedEx Corp.
08/01/22	2.625%	4,310,000	4,326,973
Hertz Corp. (The)
10/15/18	7.500%	880,000	949,300
01/15/21	7.375%	244,000	263,215
Total			16,874,668
Wireless 1.4%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (a)
05/01/17	7.750%	315,000	341,381
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	956,000	1,013,360
Cricket Communications, Inc. (b)
10/15/20	7.750%	541,000	516,655
Crown Castle International Corp. Senior Unsecured
01/15/15	9.000%	310,000	338,094
MetroPCS Wireless, Inc.
09/01/18	7.875%	760,000	807,500
11/15/20	6.625%	49,000	49,490
NII Capital Corp.
04/01/21	7.625%	172,000	131,580
NII Capital Corp. (b)
08/15/16	10.000%	210,000	211,050
Nextel Communications, Inc. (b)
08/01/15	7.375%	117,000	117,877
SBA Telecommunications, Inc.
08/15/19	8.250%	582,000	647,475
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	1,451,000	1,527,177
Sprint Capital Corp.
11/15/28	6.875%	285,000	255,075
Sprint Nextel Corp. (a)
11/15/18	9.000%	2,540,000	2,965,450
03/01/20	7.000%	310,000	337,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Senior Unsecured
03/01/17	9.125%	$7,000	$7,788
Sprint Nextel Corp. (a)(b)
Senior Unsecured
11/15/21	11.500%	496,000	597,680
Sprint Nextel Corp. (b)
Senior Unsecured
08/15/17	8.375%	868,000	948,290
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	8,000,000	8,449,776
Wind Acquisition Finance SA Senior Secured (a)
02/15/18	7.250%	1,098,000	974,475
Total			20,238,073
Wirelines 5.2%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	3,320,000	4,560,966
09/01/40	5.350%	12,780,000	15,624,777
CenturyLink, Inc. Senior Unsecured
03/15/22	5.800%	3,067,000	3,254,725
Deutsche Telekom International Finance BV (a)
04/11/16	3.125%	5,509,000	5,768,909
Embarq Corp. Senior Unsecured
06/01/36	7.995%	10,165,000	11,114,696
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	577,000	617,390
Frontier Communications Corp. (b)
Senior Unsecured
04/15/20	8.500%	497,000	538,002
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	98,000	96,530
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	681,000	757,612
Level 3 Communications, Inc. (a)(g)
Senior Unsecured
06/01/19	8.875%	212,000	215,710
Level 3 Financing, Inc.
02/15/17	8.750%	148,000	154,475
02/01/18	10.000%	229,000	250,183
04/01/19	9.375%	1,468,000	1,607,460
07/01/19	8.125%	233,000	245,233
PAETEC Holding Corp.
12/01/18	9.875%	790,000	890,725
Senior Secured
06/30/17	8.875%	435,000	470,887

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia Capital SA
07/18/36	7.200%	$3,140,000	$2,700,400
Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	11,471,000	14,274,226
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	8,445,000	10,848,895
Windstream Corp.
09/01/18	8.125%	290,000	309,575
Zayo Group LLC/Inc. (a)
07/01/20	10.125%	544,000	580,720
Senior Secured
01/01/20	8.125%	542,000	573,165
tw telecom holdings, inc.
03/01/18	8.000%	347,000	387,772
Total			75,843,033
Total Corporate Bonds & Notes (Cost: $1,282,366,987)			$1,353,230,225

Residential Mortgage-Backed Securities - Agency —%
Government National Mortgage Association (h)
01/15/19	10.000%	193	220
Total Residential Mortgage-Backed Securities - Agency (Cost: $194)			$220

U.S. Treasury Obligations 1.0%
U.S. Treasury
06/30/17	0.750%	1,515,000	1,526,717
02/15/42	3.125%	11,485,000	12,798,597
Total U.S. Treasury Obligations (Cost: $14,215,875)			$14,325,314

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.5%
Automotive —%
Schaeffler AG Tranche C2 Term Loan (i)(j)
01/27/17	6.000%	$254,000	$254,508

Brokerage 0.1%
Nuveen Investments, Inc. 2nd Lien Term Loan (i)(j)
02/28/19	8.250%	502,000	504,510

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage —%
Candy Intermediate Holdings, Inc. Term Loan (i)(j)
06/18/18	7.500%	$323,000	$322,900

Gaming —%
Caesars Octavius LLC Tranche B Term Loan (i)(j)
04/25/17	9.250%	237,000	232,141
ROC Finance LLC Tranche B Term Loan (i)(j)
08/19/17	8.500%	158,000	158,395
Total			390,536

Health Care 0.1%
U.S. Renal Care, Inc. (g)(i)(j)
1st Lien Term Loan
07/03/19	6.250%	599,000	603,492
2nd Lien Term Loan
06/11/19	10.250%	599,000	601,995
Total			1,205,487

Media Cable 0.1%
WideOpenWest Finance LLC Term Loan (g)(i)(j)
07/17/18	6.250%	543,000	537,163

Media Non-Cable 0.1%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan 2nd Lien Term Loan (i)(j)
03/18/19	7.500%	1,568,000	1,576,828

Property & Casualty 0.1%
Asurion LLC 1st Lien Term Loan (g)(i)(j)
05/24/18	5.500%	583,000	581,059
Lonestar Intermediate Super Holdings LLC Term Loan (i)(j)
09/02/19	11.000%	1,107,000	1,173,420
Total			1,754,479

Wirelines —%
Zayo Group LLC Term Loan (i)(j)
07/02/19	7.125%	270,000	272,870
Total Senior Loans (Cost: $6,589,583)			$6,819,281

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Thrifts & Mortgage Finance —%
Washington Funding Trust LII D Escrow (e)(f)(k)		1,075	$—
WMI Holdings Corp. (k)		21,286	12,239
Total			12,239
TOTAL FINANCIALS			12,239

Total Common Stocks (Cost: $1,077,709)			$12,239

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
CMP Susquehanna Corp. (c)(e)(k)		8,101	$179

ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (k)		682	14,322

Total Warrants (Cost: $26,821)			$14,501

		Shares	Value

Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.153% (l)(m)		68,978,580	$68,978,580

Total Money Market Funds (Cost: $68,978,580)			$68,978,580

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.4%
Repurchase Agreements 3.4%
Citigroup Global Markets, Inc. (n)
dated 07/31/12, matures 08/01/12,

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)
repurchase price $5,000,026
	0.190%	$5,000,000	$5,000,000
repurchase price $7,000,037
	0.190%	7,000,000	7,000,000
Credit Suisse Securities (USA) LLC dated 07/31/12, matures 08/01/12, repurchase price $7,683,878 (n)
	0.160%	7,683,844	7,683,844

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Mizuho Securities USA, Inc. dated 07/31/12, matures 08/01/12, repurchase price $10,000,058 (n)
	0.210%	$10,000,000	$10,000,000
Natixis Financial Products, Inc. dated 07/31/12, matures 08/01/12, repurchase price $20,000,111 (n)
	0.200%	20,000,000	20,000,000
Total			49,683,844

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $49,683,844)			$49,683,844

Total Investments (Cost: $1,422,939,593) (o)			$1,493,064,204(p)
Other Assets & Liabilities, Net			(44,465,343)
Net Assets			$1,448,598,861

Investment in Derivatives

At July 31, 2012, $1,064,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	231	34,888,219	September 2012	545,903	—
U.S. Treasury Note, 5-year	(522)	(65,135,813)	October 2012	—	(158,609)
U.S. Treasury Note, 10-year	(862)	(116,073,687)	September 2012	—	(1,422,248)
U.S. Treasury Ultra Bond, 30-year	(54)	(9,315,000)	September 2012	—	(441,362)
Total				545,903	(2,022,219)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $263,064,897 or 18.16% of net assets.

(b)	At July 31, 2012, security was partially or fully on loan.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $9,704, representing less than 0.01% of net assets.  Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
CMP Susquehanna Corp.	03-26-09	81
Six Flags, Inc.	05-07-10	—
06/01/14 9.625%
Washington Mutual Bank	03-10-06 - 05-14-08	5,688,448
Subordinated Notes
01/15/15 5.125%

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2012, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2012, the value of these securities amounted to $9,704, which represents less than 0.01% of net assets.

(f)	Negligible market value.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	19,869,151	158,248,353	(109,138,924)	—	68,978,580	—	9,854	68,978,580

(n)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	515,000
Fannie Mae REMICS	1,581,577
Fannie Mae-Aces	120,140
Freddie Mac Gold Pool	259,993
Freddie Mac Non Gold Pool	43,467
Freddie Mac REMICS	1,271,188
Ginnie Mae I Pool	61,871
Ginnie Mae II Pool	254,961
Government National Mortgage Association	991,803
Total Market Value of Collateral Securities	5,100,000

Citigroup Global Markets, Inc. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	721,000
Fannie Mae REMICS	2,214,208
Fannie Mae-Aces	168,197
Freddie Mac Gold Pool	363,990
Freddie Mac Non Gold Pool	60,854
Freddie Mac REMICS	1,779,663
Ginnie Mae I Pool	86,619
Ginnie Mae II Pool	356,945
Government National Mortgage Association	1,388,524
Total Market Value of Collateral Securities	7,140,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value ($)
Fannie Mae Interest Strip	3,255,826
Federal Home Loan Mortgage Corp	2,080,806
Freddie Mac Coupon Strips	1,453,025
Freddie Mac Strips	1,047,873
Total Market Value of Collateral Securities	7,837,530

Mizuho Securities USA, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae Pool	4,615,872
Freddie Mac Gold Pool	66,141
Freddie Mac Non Gold Pool	437,748
Freddie Mac REMICS	798,596
Ginnie Mae I Pool	249,413
Ginnie Mae II Pool	4,032,230
Total Market Value of Collateral Securities	10,200,000

Natixis Financial Products, Inc. (0.200%)

Security Description	Value ($)
Fannie Mae Pool	3,051,528
Fannie Mae REMICS	6,352,766
Federal National Mortgage Association	692,101
Freddie Mac Gold Pool	224,186
Freddie Mac Non Gold Pool	641,096
Freddie Mac REMICS	4,532,720
Ginnie Mae	136,725
Government National Mortgage Association	4,768,991
Total Market Value of Collateral Securities	20,400,113

(o)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $1,422,940,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$79,153,000
Unrealized Depreciation	(9,029,000)
Net Unrealized Appreciation	$70,124,000

(p)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	130,820,091	9,525	130,829,616
All Other Industries	—	1,222,400,609	—	1,222,400,609
Residential Mortgage-Backed Securities - Agency	—	220	—	220
U.S. Treasury Obligations	14,325,314	—	—	14,325,314
Total Bonds	14,325,314	1,353,220,920	9,525	1,367,555,759

Equity Securities
Common Stocks
Financials	12,239	—	—	12,239
Warrants
Consumer Discretionary	—	—	179	179
Energy	—	14,322	—	14,322
Total Equity Securities	12,239	14,322	179	26,740

Other
Senior Loans	—	6,819,281	—	6,819,281
Money Market Funds	68,978,580	—	—	68,978,580
Investments of Cash Collateral Received for Securities on Loan	—	49,683,844	—	49,683,844
Total Other	68,978,580	56,503,125	—	125,481,705

Investments in Securities	83,316,133	1,409,738,367	9,704	1,493,064,204
Derivatives
Assets
Futures Contracts	545,903	—	—	545,903
Liabilities
Futures Contracts	(2,022,219)	—	—	(2,022,219)
Total	81,839,817	1,409,738,367	9,704	1,491,587,888

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate
	Bonds & Notes ($)	Warrants ($)	Total ($)
Balance as of April 30, 2012	68,711	81	68,792
Accrued discounts/premiums	6	—	6
Realized gain (loss)	(360)	—	(360)
Change in unrealized appreciation (depreciation)(a)	238	98	336
Sales	(59,070)	—	(59,070)
Balance as of July 31, 2012	9,525	179	9,704

(a)Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2012 was $98 for Warrants.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Certain Corporate Bonds & Notes classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain Warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Intermediate Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 39.0%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (b)(c)
04/01/18	11.000%	$1,460,000	$1,474,600
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	775,000	809,875
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	947,000	1,008,555
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,351,000	1,452,325
L-3 Communications Corp.
02/15/21	4.950%	8,025,000	8,852,009
Oshkosh Corp.
03/01/17	8.250%	71,000	77,745
03/01/20	8.500%	315,000	350,831
TransDigm, Inc.
12/15/18	7.750%	558,000	622,170
Total			14,648,110
Airlines —%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	1,084,102	1,115,270
Automotive 1.2%
Allison Transmission, Inc. (b)(c)
05/15/19	7.125%	476,000	500,990
Chrysler Group LLC/Co-Issuer, Inc. Secured (b)
06/15/19	8.000%	747,000	776,880
Dana Holding Corp. Senior Unsecured (b)
02/15/21	6.750%	647,000	695,525
Delphi Corp. (b)
05/15/19	5.875%	343,000	365,724
Ford Motor Co.
Senior Unsecured
11/01/46	7.400%	5,085,000	5,943,094
Ford Motor Co. (b)
Senior Unsecured
07/16/31	7.450%	5,549,000	6,887,696
Ford Motor Credit Co. LLC (c)
Senior Unsecured
04/15/16	4.207%	2,785,000	2,883,297
06/15/16	3.984%	14,195,000	14,650,120
Lear Corp.
03/15/18	7.875%	248,000	272,800
03/15/20	8.125%	282,000	317,250
Schaeffler Finance BV Senior Secured (c)
02/15/19	8.500%	368,000	393,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
Visteon Corp. (b)
04/15/19	6.750%	$1,121,000	$1,090,172
Total			34,777,308
Banking 7.4%
Banco de Bogota SA Senior Unsecured (c)
01/15/17	5.000%	230,000	243,160
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	2,725,000	3,253,612
Barclays Bank PLC (c)(d)
09/29/49	7.434%	18,371,000	18,333,211
Barclays Bank PLC (d)
12/15/49	6.278%	6,980,000	5,810,850
Capital One Capital III
08/15/36	7.686%	2,505,000	2,530,050
Capital One/IV (d)
02/17/37	6.745%	18,465,000	18,605,334
Capital One/V
08/15/39	10.250%	7,437,000	7,697,295
Chinatrust Commercial Bank Subordinated Notes (c)(d)
03/29/49	5.625%	3,570,000	3,543,225
Citigroup, Inc.
Senior Unsecured
01/14/22	4.500%	12,791,000	13,464,766
01/30/42	5.875%	3,660,000	4,213,557
City National Bank Subordinated Notes
07/15/22	5.375%	5,805,000	6,047,348
Discover Bank Subordinated Notes
11/18/19	8.700%	6,680,000	8,444,883
HBOS PLC Subordinated Notes (c)
05/21/18	6.750%	15,699,000	15,188,830
JPMorgan Chase & Co. (d)
04/29/49	7.900%	21,677,000	23,921,870
JPMorgan Chase Capital XXIII (d)
05/15/47	1.467%	3,395,000	2,353,981
Lloyds Banking Group PLC (c)(d)
12/31/49	6.657%	8,952,000	6,355,920
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	1,410,000	1,453,718
Subordinated Notes
05/02/17	5.700%	4,055,000	4,269,984
NB Capital Trust II
12/15/26	7.830%	1,210,000	1,213,025

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
National City Preferred Capital Trust I (b)(d)
12/31/49	12.000%	$17,827,000	$18,351,470
State Street Corp.
03/15/18	4.956%	19,865,000	21,383,123
Senior Unsecured
03/07/16	2.875%	2,390,000	2,557,713
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	373,000	402,840
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	6,082,000	6,149,747
Wachovia Capital Trust III (d)
03/29/49	5.570%	12,509,000	12,383,910
Washington Mutual Bank Subordinated Notes (d)(e)(f)(g)
01/15/15	5.125%	27,379,000	41,069
Wells Fargo Capital X
12/15/36	5.950%	13,070,000	13,331,400
Total			221,545,891
Brokerage 0.2%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	369,000	376,841
11/30/17	12.500%	633,000	724,785
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	2,945,000	3,384,845
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (c)
03/15/22	5.875%	368,000	389,160
Total			4,875,631
Building Materials 0.1%
Building Materials Corp. of America Senior Notes (c)
05/01/21	6.750%	665,000	726,512
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	465,000	469,650
Nortek, Inc.
12/01/18	10.000%	63,000	68,040
04/15/21	8.500%	361,000	371,830
Total			1,636,032
Chemicals 0.6%
Celanese U.S. Holdings LLC
06/15/21	5.875%	493,000	533,672
Dow Chemical Co. (The)
Senior Unsecured
11/15/20	4.250%	4,480,000	4,995,697

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
05/15/39	9.400%	$125,000	$206,754
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	486,000	496,935
Huntsman International LLC (b)
03/15/21	8.625%	256,000	294,400
Ineos Finance PLC Senior Secured (c)
05/15/15	9.000%	341,000	360,608
JM Huber Corp. Senior Notes (c)
11/01/19	9.875%	410,000	449,975
Koppers, Inc.
12/01/19	7.875%	161,000	175,490
Lubrizol Corp.
02/01/19	8.875%	2,460,000	3,430,583
LyondellBasell Industries NV (b)
Senior Unsecured
11/15/21	6.000%	2,212,000	2,543,800
04/15/24	5.750%	1,158,000	1,311,435
MacDermid, Inc. (c)
04/15/17	9.500%	684,000	713,925
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	350,000	390,250
11/01/19	8.625%	397,000	454,565
Polypore International, Inc. (b)
11/15/17	7.500%	550,000	588,500
Total			16,946,589
Construction Machinery 0.3%
Ashtead Capital, Inc. (c)
07/15/22	6.500%	150,000	155,625
CNH Capital LLC (c)
11/01/16	6.250%	539,000	580,773
Case New Holland, Inc.
12/01/17	7.875%	509,000	596,802
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	4,575,000	4,753,516
Columbus McKinnon Corp.
02/01/19	7.875%	450,000	477,000
Neff Rental LLC/Finance Corp. Secured (c)
05/15/16	9.625%	431,000	427,768
Terex Corp.
04/01/20	6.500%	240,000	248,400
UR Merger Sub Corp.
12/15/19	9.250%	531,000	590,737
UR Merger Sub Corp. (b)
09/15/20	8.375%	270,000	286,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
UR Merger Sub Corp. (c)
05/15/20	7.375%	$274,000	$289,070
04/15/22	7.625%	684,000	725,040
Secured
07/15/18	5.750%	331,000	345,068
Total			9,475,999
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured (c)
07/01/18	12.375%	575,000	606,625
Realogy Corp. Senior Secured (b)(c)
01/15/20	9.000%	384,000	402,240
Total			1,008,865
Consumer Products —%
Jarden Corp.
01/15/20	7.500%	340,000	376,550
Spectrum Brands, Inc. (b)(c)
03/15/20	6.750%	403,000	421,135
Total			797,685
Diversified Manufacturing —%
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	569,000	603,140
Tomkins LLC/Inc. Secured
10/01/18	9.000%	348,000	386,715
Total			989,855
Electric 3.4%
AES Corp. (The) Senior Unsecured (c)
07/01/21	7.375%	1,251,000	1,430,831
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	14,536,000	19,006,779
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	3,690,000	3,856,050
Calpine Corp. Senior Secured (c)
02/15/21	7.500%	971,000	1,077,810
CenterPoint Energy, Inc. Senior Unsecured
02/01/17	5.950%	295,000	339,407
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	5,190,000	6,124,745
03/15/36	5.900%	3,080,000	4,188,347

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Senior Unsecured
07/15/18	6.950%	$4,500,000		$5,476,424
Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	820,000	426,166
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%		4,045,000	6,149,266
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%		2,790,000	3,272,503
FPL Energy American Wind LLC Senior Secured (c)
06/20/23	6.639%		1,871,269	1,919,398
FPL Energy National Wind LLC Senior Secured (c)
03/10/24	5.608%		798,430	799,915
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%		305,000	336,263
Georgia Power Co. Senior Unsecured
09/01/40	4.750%		6,015,000	7,076,930
Ipalco Enterprises, Inc. Senior Secured (c)
04/01/16	7.250%		850,000	943,500
Nevada Power Co.
09/15/40	5.375%		1,450,000	1,845,327
05/15/41	5.450%		11,100,000	14,311,142
Niagara Mohawk Power Corp. Senior Unsecured (c)
08/15/19	4.881%		3,590,000	4,095,885
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%		5,575,000	6,171,770
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%		3,475,000	4,473,694
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%		3,465,000	4,088,101
Tenaska Alabama II Partners LP Senior Secured (c)
03/30/23	6.125%		2,551,168	2,770,542
Total				100,180,795
Entertainment —%
AMC Entertainment, Inc.
06/01/19	8.750%		856,000	928,760
12/01/20	9.750%		152,000	164,920
Cinemark U.S.A., Inc (b)
06/15/21	7.375%		140,000	155,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Entertainment (continued)
Six Flags, Inc. (c)(e)(f)(h)(m)
06/01/14	0.000%	$458,000	$—
Total			1,249,080
Environmental —%
Clean Harbors, Inc. (b)(c)
08/01/20	5.250%	521,000	537,281
Food and Beverage 1.7%
ARAMARK Holdings Corp. Senior Unsecured PIK (c)
05/01/16	8.625%	135,000	138,039
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	1,165,000	1,565,108
Campbell Soup Co. (i)
Senior Unsecured
08/02/22	2.500%	4,508,000	4,511,967
08/02/42	3.800%	4,846,000	4,924,529
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	7,909,000	8,696,475
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	7,045,000	9,032,719
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	8,370,000	8,748,449
HJ Heinz Co.
Senior Unsecured
09/12/21	3.125%	1,240,000	1,293,498
03/01/22	2.850%	482,000	494,343
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	4,315,000	4,972,382
Kraft Foods, Inc. Senior Unsecured
02/09/40	6.500%	3,795,000	5,231,098
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	146,000	149,285
Total			49,757,892
Gaming 0.2%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	285,000	209,475
Caesars Entertainment Operating Co., Inc. (c)
Senior Secured
02/15/20	8.500%	769,000	771,884
Chester Downs & Marina LLC Senior Secured (b)(c)
02/01/20	9.250%	329,000	339,693

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
MGM Resorts International
03/01/18	11.375%	$412,000	$475,860
Senior Secured
03/15/20	9.000%	379,000	423,533
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	257,000	284,306
ROC Finance LLC/Corp. Secured (c)
09/01/18	12.125%	572,000	647,790
Seminole Indian Tribe of Florida (c)
10/01/20	7.804%	755,000	754,154
Senior Secured
10/01/20	6.535%	110,000	113,996
Seneca Gaming Corp. (c)
12/01/18	8.250%	617,000	639,366
Tunica-Biloxi Gaming Authority Senior Unsecured (c)
11/15/15	9.000%	382,000	367,675
Total			5,027,732
Gas Distributors 0.2%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	3,375,000	4,018,471
Sempra Energy Senior Unsecured
06/01/16	6.500%	2,700,000	3,211,736
Total			7,230,207
Gas Pipelines 3.0%
El Paso LLC
Senior Unsecured
06/01/18	7.250%	237,000	272,550
09/15/20	6.500%	1,036,000	1,155,140
01/15/32	7.750%	413,000	483,704
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	8,872,000	9,677,560
Enterprise Products Operating LLC
02/01/41	5.950%	7,800,000	9,294,644
02/15/42	5.700%	2,565,000	2,985,960
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	2,990,000	3,295,449
01/15/38	6.950%	3,025,000	3,797,349
09/01/39	6.500%	4,055,000	4,849,480
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	595,000	624,006
NiSource Finance Corp. (b)
12/15/40	6.250%	4,260,000	5,311,900
Plains All American Pipeline LP/Finance Corp.
01/15/20	5.750%	2,985,000	3,555,681
01/15/37	6.650%	2,050,000	2,623,781

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	$116,000	$127,890
12/01/18	6.875%	303,000	323,074
07/15/21	6.500%	689,000	733,785
Southern Natural Gas Co LLC./Issuing Corp. Senior Unsecured
06/15/21	4.400%	6,575,000	7,093,117
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	4,050,000	5,637,973
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	105,000	106,050
TransCanada PipeLines Ltd. (d)
05/15/67	6.350%	14,040,000	14,656,117
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured (c)
08/01/42	4.450%	8,250,000	8,599,521
Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	145,000	187,542
Williams Partners LP Senior Unsecured
04/15/40	6.300%	4,310,000	5,434,634
Total			90,826,907
Health Care 1.2%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	88,546	94,744
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	619,000	656,140
Biomet, Inc. Senior Unsecured (c)(i)
08/01/20	6.500%	383,000	394,490
CHS/Community Health Systems, Inc.
11/15/19	8.000%	968,000	1,047,860
ConvaTec Healthcare E SA Senior Unsecured (c)
12/15/18	10.500%	834,000	862,147
Emdeon, Inc. (c)
12/31/19	11.000%	440,000	500,500
Express Scripts Holding Co. (c)
02/15/17	2.650%	12,378,000	12,699,519
02/15/22	3.900%	6,925,000	7,444,320
Fresenius Medical Care U.S. Finance II, Inc. (c)
07/31/19	5.625%	165,000	177,169
01/31/22	5.875%	213,000	227,644
Fresenius Medical Care U.S. Finance, Inc. (c)
09/15/18	6.500%	427,000	476,639

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
HCA, Inc.
02/15/22	7.500%	$1,334,000	$1,497,415
Senior Secured
02/15/20	6.500%	598,000	668,265
02/15/20	7.875%	956,000	1,075,500
Hanger, Inc.
11/15/18	7.125%	578,000	597,507
Health Management Associates, Inc. Senior Unsecured (c)
01/15/20	7.375%	345,000	372,169
Healthsouth Corp.
02/15/20	8.125%	310,000	342,550
09/15/22	7.750%	45,000	48,938
Hologic, Inc. (c)(i)
08/01/20	6.250%	219,000	231,593
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	520,000	509,600
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)(c)
11/01/18	10.500%	457,000	483,277
Kinetic Concepts, Inc./KCI U.S.A., Inc. (c)
11/01/19	12.500%	228,000	207,480
LifePoint Hospitals, Inc. (b)
10/01/20	6.625%	237,000	254,627
Multiplan, Inc. (c)
09/01/18	9.875%	1,001,000	1,101,100
PSS World Medical, Inc. (c)
03/01/22	6.375%	80,000	83,600
Physio-Control International, Inc. Senior Secured (c)
01/15/19	9.875%	453,000	488,107
Physiotherapy Associates Holdings, Inc. Senior Unsecured (c)
05/01/19	11.875%	149,000	154,960
Radnet Management, Inc.
04/01/18	10.375%	165,000	165,825
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	247,000	243,912
STHI Holding Corp. Secured (c)
03/15/18	8.000%	517,000	548,020
Tenet Healthcare Corp.
Senior Secured
07/01/19	8.875%	228,000	258,495
Senior Unsecured
08/01/20	8.000%	153,000	160,650
Truven Health Analytics, Inc. Senior Unsecured (c)
06/01/20	10.625%	286,000	304,590

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
United Surgical Partners International, Inc. Senior Unsecured (c)
04/01/20	9.000%	$324,000	$349,110
Universal Hospital Services, Inc. Senior Secured (c)(i)
08/15/20	7.625%	132,000	134,640
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,030,000	1,076,350
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	130,000	135,200
Vanguard Health Holding Co. II LLC/Inc. (c)
02/01/19	7.750%	233,000	242,320
Total			36,316,972
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	465,000	545,213
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	2,265,000	2,799,241
Total			3,344,454
Home Construction —%
KB Home (b)
03/15/20	8.000%	206,000	215,785
Meritage Homes Corp. (c)
04/01/22	7.000%	224,000	232,960
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	376,000	408,900
Taylor Morrison Communities, Inc./Monarch (c)
04/15/20	7.750%	474,000	503,625
Total			1,361,270
Independent Energy 1.9%
Anadarko Petroleum Corp.
03/15/40	6.200%	5,465,000	6,784,366
Senior Unsecured
09/15/17	6.375%	6,490,000	7,793,675
Antero Resources Finance Corp.
12/01/17	9.375%	26,000	28,730
08/01/19	7.250%	106,000	112,625
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,140,000	1,234,050
Chaparral Energy, Inc.
10/01/20	9.875%	197,000	223,103
09/01/21	8.250%	379,000	411,215
Chaparral Energy, Inc. (c)
11/15/22	7.625%	292,000	303,680
Chesapeake Energy Corp. (b)
08/15/20	6.625%	1,332,000	1,322,010
02/15/21	6.125%	340,000	332,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Cimarex Energy Co.
05/01/22	5.875%	$632,000	$676,240
Comstock Resources, Inc. (b)
06/15/20	9.500%	481,000	503,848
Concho Resources, Inc.
10/01/17	8.625%	205,000	226,525
01/15/21	7.000%	1,573,000	1,726,367
Continental Resources, Inc.
10/01/19	8.250%	28,000	31,780
10/01/20	7.375%	68,000	76,840
04/01/21	7.125%	476,000	535,500
Continental Resources, Inc. (b)(c)
09/15/22	5.000%	1,070,000	1,112,800
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	2,325,000	2,896,848
EP Energy LLC/Finance, Inc. (b)(c)
Senior Unsecured
05/01/20	9.375%	802,000	863,152
EP Energy LLC/Finance, Inc. (c)
Senior Secured
05/01/19	6.875%	130,000	138,775
EnCana Corp. Senior Unsecured (b)
11/15/21	3.900%	2,565,000	2,653,854
Hilcorp Energy I LP/Finance Co. Senior Notes (c)
04/15/21	7.625%	739,000	805,510
Kodiak Oil & Gas Corp. (c)
12/01/19	8.125%	1,686,000	1,795,590
Laredo Petroleum, Inc.
02/15/19	9.500%	919,000	1,038,470
Laredo Petroleum, Inc. (c)
05/01/22	7.375%	392,000	408,660
MEG Energy Corp. (c)
03/15/21	6.500%	478,000	495,925
01/30/23	6.375%	262,000	268,223
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	4,110,000	5,218,364
07/30/39	7.500%	5,940,000	8,306,621
Oasis Petroleum, Inc.
11/01/21	6.500%	1,031,000	1,038,732
01/15/23	6.875%	453,000	458,663
QEP Resources, Inc. Senior Unsecured
10/01/22	5.375%	548,000	560,330
Range Resources Corp.
08/01/20	6.750%	555,000	607,725
Range Resources Corp. (b)
08/15/22	5.000%	101,000	104,030
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (c)
09/30/20	5.298%	2,855,320	3,190,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	$221,000	$228,735
SM Energy Co. (c)
Senior Unsecured
01/01/23	6.500%	254,000	259,080
Whiting Petroleum Corp.
10/01/18	6.500%	26,000	27,885
Woodside Finance Ltd. (c)
05/10/21	4.600%	2,515,000	2,744,071
Total			57,545,767
Integrated Energy 0.7%
Hess Corp. Senior Unsecured
08/15/31	7.300%	2,745,000	3,546,307
Lukoil International Finance BV (c)
11/09/20	6.125%	345,000	379,683
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	7,335,000	8,921,509
Shell International Finance BV
03/25/40	5.500%	4,950,000	6,825,312
Total			19,672,811
Life Insurance 2.7%
ING Groep NV (b)(d)
12/29/49	5.775%	10,373,000	9,154,173
ING U.S., Inc. (c)
07/15/22	5.500%	13,445,000	13,765,260
Lincoln National Corp. (d)
05/17/66	7.000%	4,500,000	4,466,250
04/20/67	6.050%	4,210,000	4,062,650
MetLife Capital Trust X (c)
04/08/38	9.250%	13,410,000	16,695,450
MetLife, Inc.
08/01/39	10.750%	8,536,000	12,334,520
Provident Companies, Inc. Senior Unsecured
07/15/18	7.000%	320,000	369,882
Prudential Financial, Inc. (d)
06/15/38	8.875%	15,440,000	18,455,864
Total			79,304,049
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	233,000	248,145
Media Cable 1.2%
CCO Holdings LLC/Capital Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Cable (continued)
01/15/19	7.000%	$595,000	$653,012
01/31/22	6.625%	1,080,000	1,174,500
CSC Holdings LLC Senior Unsecured (c)
11/15/21	6.750%	317,000	345,530
Cablevision Systems Corp. Senior Unsecured (b)
04/15/20	8.000%	475,000	526,063
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	7,675,000	8,076,310
03/01/16	3.500%	9,515,000	10,145,578
03/15/17	2.400%	7,687,000	7,891,397
03/01/21	5.000%	2,475,000	2,834,781
DISH DBS Corp.
06/01/21	6.750%	865,000	946,094
DISH DBS Corp. (c)
07/15/22	5.875%	237,000	239,963
Time Warner Cable, Inc.
05/01/17	5.850%	2,335,000	2,769,324
Videotron Ltee (b)
07/15/22	5.000%	202,000	211,090
Total			35,813,642
Media Non-Cable 0.9%
AMC Networks, Inc.
07/15/21	7.750%	654,000	741,473
Clear Channel Worldwide Holdings, Inc. (c)
03/15/20	7.625%	980,000	938,350
Hughes Satellite Systems Corp.
06/15/21	7.625%	671,000	741,455
Senior Secured
06/15/19	6.500%	217,000	233,275
Intelsat Jackson Holdings SA (c)
10/15/20	7.250%	1,369,000	1,454,562
Intelsat Luxembourg SA PIK
02/04/17	11.500%	125,000	130,000
Lamar Media Corp. (b)(c)
02/01/22	5.875%	682,000	719,510
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	3,372,000	3,558,033
National CineMedia LLC Senior Secured (c)
04/15/22	6.000%	465,000	481,275
News America, Inc.
12/15/35	6.400%	4,195,000	5,248,071
02/15/41	6.150%	7,721,000	9,845,078
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,701,000	1,913,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
Salem Communications Corp. Secured
12/15/16	9.625%	$382,000	$423,065
Univision Communications, Inc. (b)(c)
05/15/21	8.500%	363,000	367,538
Univision Communications, Inc. (c)
Senior Secured
11/01/20	7.875%	917,000	982,336
Total			27,777,646
Metals 0.7%
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	573,000	497,077
06/01/21	6.250%	11,000	9,460
ArcelorMittal
Senior Unsecured
10/15/39	7.000%	4,657,000	4,481,520
ArcelorMittal (b)
Senior Unsecured
03/01/41	6.750%	6,424,000	5,987,361
Arch Coal, Inc. (b)
06/15/21	7.250%	354,000	306,210
CONSOL Energy, Inc.
04/01/17	8.000%	110,000	116,325
04/01/20	8.250%	325,000	345,313
Calcipar SA Senior Secured (c)
05/01/18	6.875%	666,000	654,345
FMG Resources August 2006 Proprietary Ltd. (b)(c)
11/01/19	8.250%	1,251,000	1,340,134
Inmet Mining Corp. Senior Notes (c)
06/01/20	8.750%	585,000	576,225
JMC Steel Group Senior Notes (c)
03/15/18	8.250%	490,000	491,225
Nucor Corp. Senior Unsecured
06/01/18	5.850%	4,235,000	5,128,356
Peabody Energy Corp. (b)(c)
11/15/21	6.250%	661,000	652,737
Rain CII Carbon LLC/Corp. Senior Secured (c)
12/01/18	8.000%	498,000	504,225
Total			21,090,513
Non-Captive Consumer 0.3%
Discover Financial Services (c)
04/27/22	5.200%	1,795,000	1,894,491
HSBC Finance Capital Trust IX (d)
11/30/35	5.911%	5,568,000	5,345,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Consumer (continued)
SLM Corp. Senior Unsecured
03/25/20	8.000%	$796,000	$893,510
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	647,000	524,070
Total			8,657,351
Non-Captive Diversified 0.8%
Ally Financial, Inc.
02/15/17	5.500%	390,000	406,290
03/15/20	8.000%	1,827,000	2,171,846
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	431,000	453,595
CIT Group, Inc. (b)(c)
Senior Secured
04/01/18	6.625%	415,000	458,575
CIT Group, Inc. (c)
Senior Unsecured
02/15/19	5.500%	1,405,000	1,468,225
CIT Group, Inc. (i)
Senior Unsecured
08/15/17	4.250%	249,000	249,000
08/15/22	5.000%	199,000	199,000
General Electric Capital Corp. (d)
12/15/49	7.125%	15,500,000	16,662,500
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	175,000	204,313
05/15/19	6.250%	409,000	429,961
12/15/20	8.250%	1,315,000	1,541,837
Total			24,245,142
Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,416,000	1,508,040
Green Field Energy Services, Inc. Senior Secured (c)
11/15/16	13.000%	634,000	551,580
Novatek Finance Ltd. Senior Unsecured (c)
02/03/21	6.604%	260,000	298,485
Offshore Group Investments Ltd.
Senior Secured
08/01/15	11.500%	1,029,000	1,131,900
Offshore Group Investments Ltd. (c)
Senior Secured
08/01/15	11.500%	231,000	254,100
Weatherford International Ltd.
03/15/38	7.000%	4,670,000	5,310,164
Total			9,054,269

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	$347,000	$368,688
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	5,635,000	7,186,781
President and Fellows of Harvard College (c)
01/15/39	6.500%	2,485,000	3,821,855
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (c)
08/01/20	8.875%	257,000	260,855
Total			11,638,179
Packaging 0.1%
Ardagh Packaging Finance PLC Senior Secured (c)
10/15/17	7.375%	341,000	365,722
Berry Plastics Corp. Secured (b)
01/15/21	9.750%	464,000	519,680
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,000	1,018
08/15/19	9.875%	305,000	323,300
02/15/21	8.250%	374,000	367,455
Senior Secured
10/15/16	7.750%	383,000	403,107
08/15/19	7.875%	276,000	304,290
02/15/21	6.875%	668,000	711,420
Reynolds Group Issuer, Inc./LLC (b)(c)
Senior Secured
08/15/19	9.875%	317,000	336,020
Total			3,332,012
Paper —%
Graphic Packaging International, Inc.
10/01/18	7.875%	132,000	146,520
Pharmaceuticals 0.4%
Endo Health Solutions, Inc.
01/15/22	7.250%	233,000	258,047
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	5,595,000	7,297,648
Mylan, Inc. (c)
11/15/18	6.000%	480,000	517,200
Pharmaceutical Product Development, Inc. Senior Unsecured (c)
12/01/19	9.500%	155,000	172,244
Roche Holdings, Inc. (c)
03/01/19	6.000%	3,080,000	3,920,668

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	$207,000	$223,819
Total			12,389,626
Property & Casualty 1.4%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	1,497,000	1,606,884
Liberty Mutual Group, Inc. (b)(c)
05/01/22	4.950%	3,860,000	3,952,698
Liberty Mutual Group, Inc. (c)
05/01/42	6.500%	3,450,000	3,702,661
Liberty Mutual Group, Inc. (c)(d)
06/15/58	10.750%	9,130,000	12,645,050
OneBeacon US Holdings, Inc.
05/15/13	5.875%	1,983,000	2,048,304
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	13,120,000	16,269,981
Total			40,225,578
Railroads 0.9%
BNSF Funding Trust I (d)
12/15/55	6.613%	9,451,000	10,254,335
CSX Corp. Senior Unsecured
05/30/42	4.750%	10,395,000	11,503,242
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	3,360,000	4,074,521
Total			25,832,098
REITs 1.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	12,530,000	13,550,519
Brandywine Operating Partnership LP
05/15/15	7.500%	2,735,000	3,069,690
Duke Realty LP
06/15/22	4.375%	3,775,000	3,954,652
Senior Unsecured
02/15/15	7.375%	2,200,000	2,470,897
08/15/19	8.250%	8,080,200	10,258,153
Total			33,303,911
Restaurants 0.6%
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%	15,776,000	17,888,722

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers 0.8%
99 Cents Only Stores (c)
12/15/19	11.000%	$245,000	$267,663
Best Buy Co., Inc. Senior Unsecured (b)
03/15/21	5.500%	3,980,000	3,588,674
Burlington Coat Factory Warehouse Corp. (b)
02/15/19	10.000%	321,000	340,661
J Crew Group, Inc. (b)
03/01/19	8.125%	33,000	33,949
Jo-Ann Stores, Inc. Senior Unsecured (c)
03/15/19	8.125%	292,000	293,095
Limited Brands, Inc.
06/15/19	8.500%	181,000	214,711
04/01/21	6.625%	690,000	766,762
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	9,325,000	10,468,702
01/15/42	5.125%	4,890,000	5,381,773
QVC, Inc. Senior Secured (c)
10/01/19	7.500%	370,000	413,937
Rite Aid Corp.
Senior Unsecured
02/15/27	7.700%	341,000	283,883
Rite Aid Corp. (b)
03/15/20	9.250%	348,000	351,480
Senior Secured
08/15/20	8.000%	370,000	416,712
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	521,000	556,819
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%	155,000	173,019
Total			23,551,840
Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	5,412,000	6,649,481
Senior Unsecured
01/15/17	2.200%	965,000	980,726
Total			7,630,207
Technology 0.5%
Alliance Data Systems Corp. (b)(c)
04/01/20	6.375%	256,000	263,680
Amkor Technology, Inc. Senior Unsecured (b)
06/01/21	6.625%	730,000	724,525
Anixter, Inc.
05/01/19	5.625%	143,000	148,363
Brocade Communications Systems, Inc. Senior Secured (b)
01/15/18	6.625%	515,000	536,888
CDW LLC/Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
04/01/19	8.500%	$536,000	$568,160
Senior Secured
12/15/18	8.000%	541,000	588,337
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	608,000	676,400
First Data Corp.
01/15/21	12.625%	905,000	914,050
First Data Corp. (c)
Senior Secured
08/15/20	8.875%	525,000	574,875
Freescale Semiconductor, Inc. Senior Secured (c)
04/15/18	9.250%	385,000	411,950
Hewlett-Packard Co.
Senior Unsecured
12/09/21	4.650%	3,585,000	3,767,975
09/15/41	6.000%	3,000,000	3,372,462
Interactive Data Corp.
08/01/18	10.250%	679,000	768,967
NXP BV/Funding LLC Senior Secured (c)
08/01/18	9.750%	616,000	711,480
Total			14,028,112
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	124,000	138,725
Avis Budget Car Rental LLC/Finance, Inc. (b)
01/15/19	8.250%	399,000	428,426
ERAC U.S.A. Finance LLC (c)
10/01/20	5.250%	4,960,000	5,650,644
Hertz Corp. (The)
10/15/18	7.500%	395,000	426,106
01/15/21	7.375%	212,000	228,695
Total			6,872,596
Wireless 0.4%
Cricket Communications, Inc. (b)
10/15/20	7.750%	430,000	410,650
MetroPCS Wireless, Inc.
09/01/18	7.875%	335,000	355,938
SBA Telecommunications, Inc.
08/15/19	8.250%	557,000	619,662
SBA Telecommunications, Inc. (c)
07/15/20	5.750%	1,218,000	1,281,945
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	1,029,000	1,124,182
Sprint Nextel Corp. (b)(c)
Senior Unsecured
11/15/21	11.500%	374,000	450,670
Sprint Nextel Corp. (c)
11/15/18	9.000%	1,289,000	1,504,907

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
03/01/20	7.000%	$279,000	$304,110
Senior Unsecured
03/01/17	9.125%	39,000	43,388
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	4,270,000	4,510,068
Wind Acquisition Finance SA Senior Secured (c)
02/15/18	7.250%	407,000	361,213
Total			10,966,733
Wirelines 2.3%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,900,000	6,510,703
Embarq Corp. Senior Unsecured
06/01/36	7.995%	8,579,000	9,380,519
Frontier Communications Corp. Senior Unsecured
04/15/22	8.750%	308,000	329,560
Integra Telecom Holdings, Inc. Senior Secured (c)
04/15/16	10.750%	210,000	206,850
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	580,000	645,250
Level 3 Communications, Inc. (c)(i)
Senior Unsecured
06/01/19	8.875%	183,000	186,203
Level 3 Financing, Inc.
02/15/17	8.750%	310,000	323,563
02/01/18	10.000%	141,000	154,043
04/01/19	9.375%	772,000	845,340
PAETEC Holding Corp.
12/01/18	9.875%	768,000	865,920
Senior Secured
06/30/17	8.875%	757,000	819,452
Telecom Italia Capital SA
09/30/14	4.950%	10,908,000	10,867,095
10/01/15	5.250%	1,735,000	1,730,662
07/18/36	7.200%	17,259,000	14,842,740
Telefonica Emisiones SAU
06/20/16	6.421%	3,685,000	3,650,125
07/03/17	6.221%	2,375,000	2,328,129
04/27/20	5.134%	3,760,000	3,350,904
02/16/21	5.462%	2,875,000	2,587,495
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	6,396,000	8,216,641
Windstream Corp.
09/01/18	8.125%	378,000	403,515
Zayo Group LLC/Inc. (c)
07/01/20	10.125%	484,000	516,670

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Senior Secured
01/01/20	8.125%	$577,000	$610,177
tw telecom holdings, inc.
03/01/18	8.000%	466,000	520,755
Total			69,892,311
Total Corporate Bonds & Notes (Cost: $1,089,333,157)			$1,164,757,605

Residential Mortgage-Backed Securities - Agency 17.0%
Federal Home Loan Mortgage Corp. (j)
06/01/41	4.500%	13,262,049	14,678,653
11/01/26	8.500%	109,889	136,206
07/01/20	12.000%	13,154	14,400
Federal National Mortgage Association (d)(j)
06/01/32	2.165%	4,971	5,221
08/01/36	2.324%	27,892	28,165
07/01/37	5.913%	265,202	288,766
Federal National Mortgage Association (i)(j)
09/01/42	3.000%	27,500,000	28,531,249
09/01/42	3.500%	51,750,000	54,774,141
09/01/42	4.000%	10,000,000	10,704,688
Federal National Mortgage Association (j)
09/01/18	1.245%	28,112	33,238
09/01/40- 12/01/41	4.000%	133,407,837	145,077,351
05/01/39- 07/01/41	4.500%	65,446,798	72,565,892
08/01/40- 05/01/41	5.000%	45,332,468	49,631,106
06/01/35- 01/01/40	5.500%	23,013,239	25,295,873
01/01/14- 08/01/38	6.000%	21,805,666	24,064,522
CMO Series 1988-4 Class Z
03/25/18	9.250%	31,335	35,196
Federal National Mortgage Association (j)(k)
12/01/40	4.000%	32,402,218	35,465,559
02/01/37	6.000%	11,996,407	13,317,886
Government National Mortgage Association (d)(j)
07/20/25	1.625%	39,453	40,905
Government National Mortgage Association (j)
03/15/41	4.500%	28,004,888	31,059,311
01/15/30	7.000%	466,448	558,678
12/15/23- 07/20/28	7.500%	587,196	665,330
05/15/17	8.000%	3,951	4,356
02/15/25	8.500%	50,632	60,019
06/15/16- 10/15/16	9.000%	2,885	3,169
Total Residential Mortgage-Backed Securities - Agency (Cost: $484,673,859)			$507,039,880

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 1.2%
American General Mortgage Loan Trust (c)(d)(j)
CMO Series 2009-1 Class A7
09/25/48	5.750%	$8,182,000	$8,373,434
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,064,554	1,074,866
American Mortgage Trust Series 2093-3 Class 3A (e)(f)(j)(m)
07/27/23	0.000%	6,289	3,813
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (c)(j)
08/27/37	6.000%	2,356,443	2,477,924
Citigroup Mortgage Loan Trust, Inc CMO Series 2012-7 Class 12A1 (c)(d)(j)
03/25/36	2.616%	2,525,000	2,542,359
Credit Suisse Mortgage Capital Certificates (c)(d)(j)
CMO Series 2009-12R Class 30A1
12/27/36	6.347%	436,817	438,042
CMO Series 2010-11R Class A1
06/28/47	1.245%	598,988	597,568
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	3,124,087	3,122,397
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,514,025	2,487,687
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	2,798,683	2,862,686
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (d)(j)
09/25/36	5.950%	957,595	964,818
Morgan Stanley Mortgage Loan Trust CMO Series 2007-6XS Class 2A1M (d)(j)
02/25/47	0.466%	7,463,033	791,014
Nomura Asset Acceptance Corp. (d)(j)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	293,542	262,655
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,858,590	1,662,836
Prime Mortgage Trust CMO Series 2005-1 Class 2A1 (c)(j)
09/25/34	5.000%	33,244	33,174
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (d)(j)
07/20/34	1.127%	1,836,741	473,545
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (c)(d)(j)
09/25/57	2.667%	2,849,951	2,892,140
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (d)(j)
12/25/34	4.740%	1,091,992	1,105,986
VOLT LLC Series 2012-RP2A Class A1 (c)(j)
06/26/17	4.704%	2,483,252	2,483,252

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2 (j)
04/25/35	8.000%	$314,413	$315,409
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $43,035,569)			$34,965,605

Commercial Mortgage-Backed Securities - Non-Agency 14.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc. (j)
Series 2005-3 Class A4
07/10/43	4.668%	15,250,000	16,700,717
Series 2005-4 Class A5A
07/10/45	4.933%	17,323,000	19,081,822
Bear Stearns Commercial Mortgage Securities (d)(j)
Series 2004-T14 Class A4
01/12/41	5.200%	6,136,000	6,462,128
Series 2005-T20 Class A4A
10/12/42	5.144%	1,250,000	1,393,199
Series 2006-PW12 Class A4
09/11/38	5.718%	1,290,000	1,477,133
Series 2006-PW12 Class AAB
09/11/38	5.693%	373,900	383,107
Bear Stearns Commercial Mortgage Securities (j)
Series 2003-T10 Class A2
03/13/40	4.740%	591,147	600,090
Series 2006-PW14 Class A4
12/11/38	5.201%	8,025,000	9,165,465
Citigroup/Deutsche Bank Commercial Mortgage Trust (d)(j)
Series 2005-CD1 Class A4
07/15/44	5.219%	6,055,000	6,770,477
Citigroup/Deutsche Bank Commercial Mortgage Trust (j)
Series 2007-CD4 Class A4
12/11/49	5.322%	14,079,000	15,779,219
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (d)(j)
06/15/38	5.813%	27,666,000	31,564,859
GE Capital Commercial Mortgage Corp. Series 2003-C1 Class A4 (j)
01/10/38	4.819%	3,850,096	3,900,401
GMAC Commercial Mortgage Securities, Inc. (d)(j)(l)
CMO IO Series 1997-C1 Class X
07/15/29	0.714%	4,985,226	151,895
GMAC Commercial Mortgage Securities, Inc. (j)
Series 2003-C3 Class A4
04/10/40	5.023%	13,020,000	13,498,290
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (j)
07/10/39	4.751%	11,338,500	12,265,366
Greenwich Capital Commercial Funding Corp. (d)(j)
Series 2005-GG3 Class A4
08/10/42	4.799%	12,960,000	13,987,832
Greenwich Capital Commercial Funding Corp. (j)
Series 2003-C2 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
01/05/36	4.533%	$80,383	$80,374
Series 2007-GG9 Class A4
03/10/39	5.444%	25,360,000	28,667,274
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(j)
Series 2005-LDP4 Class A4
10/15/42	4.918%	13,750,000	15,015,990
Series 2005-LDP5 Class A4
12/15/44	5.195%	4,000,000	4,487,468
Series 2007-CB19 Class A4
02/12/49	5.734%	19,250,000	22,247,341
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(j)(l)
CMO IO Series 2005-LDP4 Class X2
10/15/42	0.200%	148,151,138	44,593
LB-UBS Commercial Mortgage Trust (d)(j)
Series 2004-C6 Class A6
08/15/29	5.020%	14,958,000	15,968,981
Series 2007-C7 Class A3
09/15/45	5.866%	20,380,000	23,609,146
LB-UBS Commercial Mortgage Trust (j)
Series 2005-C3 Class A5
07/15/30	4.739%	5,460,000	5,950,002
Series 2006-C1 Class A2
02/15/31	5.084%	2,847,487	2,857,425
Series 2007-C2 Class A3
02/15/40	5.430%	14,515,000	16,396,376
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (d)(j)(l)
12/15/30	0.400%	15,861,676	145,499
Morgan Stanley Capital I, Inc. (d)(j)
Series 2007-IQ15 Class A4
06/11/49	5.880%	19,225,000	22,136,030
Morgan Stanley Capital I, Inc. (j)
Series 2003-IQ6 Class A4
12/15/41	4.970%	9,194,000	9,598,352
Series 2004-T13 Class A4
09/13/45	4.660%	14,680,000	15,279,898
Series 2006-IQ12 Class A4
12/15/43	5.332%	6,350,000	7,260,660
Series 2007-IQ16 Class A4
12/12/49	5.809%	6,500,000	7,595,380
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (j)
09/15/37	5.080%	2,391,338	2,404,961
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (c)(d)(j)
08/15/45	5.790%	16,819,000	19,317,059
S2 Hospitality LLC Series 2012-LV1 Class A (c)(j)
04/15/25	4.500%	2,182,281	2,183,270
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class A2 (j)
04/15/45	2.191%	4,000,000	4,136,832
Wachovia Bank Commercial Mortgage Trust (d)(j)
Series 2005-C17 Class A4
03/15/42	5.083%	9,575,000	10,463,158
Series 2005-C22 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
12/15/44	5.266%	$11,205,000	$12,560,939
Series 2006-C23 Class A4
01/15/45	5.418%	8,680,000	9,677,184
Wachovia Bank Commercial Mortgage Trust (j)
Series 2003-C5 Class A2
06/15/35	3.989%	10,272,103	10,428,979
Series 2005-C17 Class APB
03/15/42	5.037%	7,152,274	7,308,930
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $408,209,611)			$429,004,101

Asset-Backed Securities - Agency 0.3%
Agencies 0.3%
Small Business Administration Participation Certificates
Series 2005-20F Class 1
06/01/25	4.570%	2,193,392	2,451,576
Series 2005-20L Class 1
12/01/25	5.390%	545,572	616,156
Series 2006-20C Class 1
03/01/26	5.570%	2,082,160	2,355,148
Series 2007-20H Class 1
08/01/27	5.780%	3,641,379	4,195,029
Total			9,617,909
Total Asset-Backed Securities - Agency (Cost: $8,462,503)			$9,617,909

Asset-Backed Securities - Non-Agency 1.3%
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	3,065,000	3,094,608
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	1,416,972	1,417,418
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,426,000	3,437,926
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (d)
11/25/36	0.296%	1,542	1,539
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3
04/15/28	6.230%	42,722	42,347
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,430,000	1,435,976
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (d)
06/25/37	6.080%	3,342,644	3,341,056
Citigroup Mortgage Loan Trust, Inc. (d)
Series 2005-WF2 Class MF1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
08/25/35	5.517%	$3,775,000	$219,728
Series 2005-WF2 Class MF2
08/25/35	5.666%	628,913	6,275
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	624,224	677,878
Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	48,867	48,680
Countrywide Asset-Backed Certificates (d)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,316,543	975,703
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	2,846,968	2,372,446
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	383,107	356,162
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	2,890,000	2,901,661
Ford Credit Auto Owner Trust Series 2010-A Class D
10/15/16	4.050%	7,000,000	7,385,707
Franklin Auto Trust Series 2008-A Class C (c)
05/20/16	7.160%	2,608,330	2,629,779
IMC Home Equity Loan Trust Series 1995-3 Class A5 (AGM)
04/25/26	7.500%	6,148	6,136
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (d)
01/25/37	0.316%	1,011,454	972,566
RAAC Series Series 2006-RP2 Class A (c)(d)
02/25/37	0.496%	2,900,044	2,651,533
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (d)
11/25/35	5.355%	4,750,000	884,702
SACO I, Inc. Series 2005-2 Class A (c)(d)
04/25/35	0.646%	291,667	129,990
SMART Trust Series 2012-1USA Class A4A (c)
12/14/17	2.010%	2,725,000	2,835,907
Total Asset-Backed Securities - Non-Agency (Cost: $45,814,694)			$37,825,723

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 0.1%
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	$28,698,002	$1,534,953
Total Uruguay (Cost: $1,482,430)				$1,534,953
Total Inflation-Indexed Bonds (Cost: $1,482,430)				$1,534,953

U.S. Treasury Obligations 19.2%
U.S. Treasury
09/15/12	1.375%		70,730,000	70,842,969
06/15/15	0.375%		31,391,000	31,471,926
07/15/15	0.250%		1,010,000	1,008,816
02/15/42	3.125%		29,083,000	32,409,368
U.S. Treasury (b)
01/31/14	0.250%		48,408,000	48,434,479
06/30/17	0.750%		80,771,000	81,395,683
05/15/22	1.750%		68,896,900	70,522,436
U.S. Treasury (b)(m)
STRIPS
11/15/18	0.000%		151,638,000	143,289,418
11/15/21	0.000%		48,302,000	42,274,828
U.S. Treasury (m)
STRIPS
11/15/21	0.000%		24,931,000	21,645,768
02/15/40	0.000%		62,278,000	29,756,055
Total U.S. Treasury Obligations (Cost: $550,533,908)				$573,051,746

Foreign Government Obligations(a) 1.2%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		410,000	350,550
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		810,000	605,475
Total				956,025
BRAZIL 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		280,000	366,800
Centrais Eletricas Brasileiras SA Senior Unsecured (c)
10/27/21	5.750%		690,000	774,525
Morgan Stanley Senior Unsecured (c)
05/03/17	10.090%	BRL	780,000	403,475

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
BRAZIL (CONTINUED)
Petrobras International Finance Co.
03/15/19	7.875%		$230,000	$285,277
01/20/20	5.750%		500,000	564,918
Total				2,394,995
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (c)
12/06/21	4.750%		400,000	426,709
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
01/18/41	6.125%		480,000	658,764
Colombia Government International Bond (b)
Senior Unsecured
07/12/21	4.375%		290,000	334,950
Corp. Andina De Fomento
06/15/22	4.375%		293,000	317,021
Empresa de Energia de Bogota SA Senior Unsecured (c)
11/10/21	6.125%		345,000	367,255
Empresas Publicas de Medellin ESP Senior Unsecured (c)
02/01/21	8.375%	COP	620,000,000	388,205
Total				2,066,195
DOMINICAN REPUBLIC —%
Dominican Republic International Bond (c)
Senior Unsecured
05/06/21	7.500%		460,000	497,622
04/20/27	8.625%		230,000	253,000
Total				750,622
HUNGARY —%
Hungary Government International Bond Senior Unsecured (b)
03/29/21	6.375%		230,000	234,870
INDONESIA 0.1%
Indonesia Government International Bond (b)(c)
Senior Unsecured
05/05/21	4.875%		460,000	522,033
Indonesia Government International Bond (c)
Senior Unsecured
01/17/38	7.750%		490,000	722,750
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	7,000,000,000	809,904
Majapahit Holding BV (b)(c)
08/07/19	8.000%		230,000	282,325

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
Majapahit Holding BV (c)
06/28/17	7.250%		$280,000	$322,903
PT Perusahaan Listrik Negara Senior Unsecured (b)(c)
11/22/21	5.500%		710,000	767,787
Total				3,427,702
KAZAKHSTAN —%
KazMunayGas National Co. (c)
Senior Unsecured
01/23/15	11.750%		230,000	276,782
07/02/18	9.125%		300,000	378,000
Total				654,782
LITHUANIA —%
Lithuania Government International Bond Senior Unsecured (b)(c)
03/09/21	6.125%		520,000	597,452
MEXICO 0.1%
Mexican Bonos
06/10/21	6.500%	MXN	520,000	429,589
06/03/27	7.500%	MXN	870,000	768,787
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%		400,000	441,000
Pemex Project Funding Master Trust
01/21/21	5.500%		840,000	978,600
Petroleos Mexicanos
06/02/41	6.500%		230,000	290,950
Petroleos Mexicanos (b)(c)
06/02/41	6.500%		280,000	354,200
Total				3,263,126
PERU 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (c)(m)
05/31/18	0.000%		296,934	267,240
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	292,000
Peruvian Government International Bond (b)
Senior Unsecured
11/18/50	5.625%		130,000	171,275
Peruvian Government International Bond (c)
Senior Unsecured
08/12/31	6.950%	PEN	560,000	252,320
Total				982,835

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
PHILIPPINES —%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%	$230,000	$284,625
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (c)
12/02/24	7.390%	230,000	312,083
Total			596,708

POLAND —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	600,000	687,000

QATAR 0.2%
Nakilat, Inc. Senior Secured (c)
12/31/33	6.067%	4,135,000	4,713,900
Qatar Government International Bond (c)
Senior Unsecured
01/20/22	4.500%	230,000	260,475
01/20/42	5.750%	230,000	296,125
Total			5,270,500

REPUBLIC OF NAMIBIA —%
Namibia International Bonds Senior Unsecured (c)
11/03/21	5.500%	430,000	453,650

REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (d)
06/30/29	3.000%	142,500	111,506

ROMANIA —%
Romanian Government International Bond Senior Unsecured (c)
02/07/22	6.750%	260,000	273,207

RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA (b)(c)
Senior Unsecured
08/16/37	7.288%	260,000	326,300
Gazprom OAO Via Gaz Capital SA (c)
Senior Unsecured
11/22/16	6.212%	230,000	253,862
01/23/21	5.999%	960,000	1,073,213
Gazprom OAO Via Gazprom International SA Senior Unsecured (c)
02/01/20	7.201%	2,872,066	3,187,994

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
Russian Foreign Bond - Eurobond Senior Unsecured (c)(d)
03/31/30	7.500%	$780,850	$969,269
Sberbank of Russia Via SB Capital SA Senior Unsecured
06/16/21	5.717%	500,000	527,750
Vnesheconombank Via VEB Finance PLC Senior Unsecured (c)
11/22/25	6.800%	345,000	387,262
Total			6,725,650

SOUTH AFRICA —%
South Africa Government International Bond
Senior Unsecured
01/17/24	4.665%	200,000	225,500
03/08/41	6.250%	150,000	201,375
Total			426,875

SOUTH KOREA —%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%	230,000	249,511
04/11/22	5.000%	400,000	454,558
Total			704,069

TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (c)
08/14/19	9.750%	430,000	535,903

TURKEY 0.1%
Export Credit Bank of Turkey (c)
11/04/16	5.375%	500,000	510,100
Turkey Government International Bond
03/25/22	5.125%	290,000	317,188
Senior Unsecured
03/30/21	5.625%	520,000	588,900
09/26/22	6.250%	270,000	322,312
03/17/36	6.875%	410,000	523,262
Total			2,261,762

UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured (c)
12/13/21	5.875%	350,000	408,757

URUGUAY —%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	280,000	431,200

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	$820,000	$686,750
Senior Unsecured
10/28/15	5.000%	280,000	222,600
10/28/16	5.125%	800,000	593,040
Petroleos de Venezuela SA (b)
02/17/22	12.750%	290,000	280,575
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	1,240,000	967,200
Total			2,750,165

Total Foreign Government Obligations (Cost: $34,003,237)			$37,392,265

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.4%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$1,655,000	$2,271,438
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	5,580,000	7,304,443
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	19,395,000	20,007,106
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	9,860,000	11,860,791
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	395,000	427,331

Total Municipal Bonds (Cost: $36,777,466)			$41,871,109

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.5%
Banking 2.1%
Citigroup Capital XIII (d)
10/30/40	7.875%	$993,545	$27,213,198
PNC Financial Services Group, Inc. (d)
12/31/49	6.125%	730,450	19,904,762
U.S. Bancorp (d)
12/31/49	6.500%	545,550	15,826,406
Total			62,944,366

Machinery 0.4%
Stanley Black and Decker, Inc.
07/25/52	5.750%	484,575	12,216,136

Total Preferred Debt (Cost: $70,264,398)			$75,160,502

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (b)(d)(n)
02/28/19	8.250%	$288,000	$289,440

Food and Beverage —%
Candy Intermediate Holdings, Inc. Term Loan (d)(n)
05/23/18	7.500%	280,000	279,913

Gaming —%
ROC Finance LLC Tranche B Term Loan (d)(n)
08/19/17	8.500%	149,000	149,372

Health Care —%
U.S. Renal Care, Inc. (d)(i)(n)
1st Lien Term Loan
07/01/19	6.250%	518,000	521,885
2nd Lien Term Loan
01/01/20	10.250%	293,000	294,465
Total			816,350

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable —%
WideOpenWest Finance LLC Term Loan (d)(i)(n)
07/17/18	6.250%	$298,000	$294,796

Media Non-Cable —%
Cumulus Media Holdings, Inc. (d)(i)(n)
03/18/19	7.500%	75,000	75,422
Cumulus Media Holdings, Inc. (d)(n)
2nd Lien Term Loan
03/18/19	7.500%	664,000	667,739
Total			743,161

Property & Casualty 0.1%
Asurion LLC 1st Lien Term Loan (d)(i)(n)
05/24/18	5.500%	504,000	502,322
Lonestar Intermediate Super Holdings LLC Term Loan (d)(n)
09/02/19	11.000%	997,000	1,056,820
Total			1,559,142

Total Senior Loans (Cost: $3,976,178)			$4,132,174

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Thrifts & Mortgage Finance —%
Washington Funding Trust LII D Escrow (f)(h)		2,725	$—
WMI Holdings Corp. (o)		53,957	31,025
Total			31,025
TOTAL FINANCIALS			31,025

INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc. (b)(o)		1,493	28,203

Total Common Stocks (Cost: $1,511,115)			$59,228

Issuer		Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
CMP Susquehanna Corp. (c)(e)(f)(o)		17,375	$384
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (o)		634	13,314

Total Warrants (Cost: $25,727)			$13,698

		Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.153% (p)(q)		42,437,406	$42,437,406

Total Money Market Funds (Cost: $42,437,406)			$42,437,406

Issuer	Coupon Rate	Principal Amount	Value

Treasury Bills 3.1%
Treasury 3.1%
U.S. Treasury Bills (b)(m)
09/27/12	0.000%	$93,395,000	$93,383,011

Total Treasury Bills (Cost: $93,382,094)			$93,383,011

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.9%
Asset-Backed Commercial Paper 0.7%
Atlantis One
09/10/12	0.592%	3,988,200	$3,988,200
Barton Capital Corporation
08/06/12	0.250%	4,999,757	4,999,757
Cancara Asset Securitisation LLC
08/09/12	0.260%	4,998,989	4,998,989
Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	1,996,806	1,996,806

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Kells Funding LLC
10/12/12	0.612%	$3,987,664	$3,987,664
Total			19,971,416

Certificates of Deposit 1.3%

ABM AMRO Bank N.V.
09/21/12	0.560%	998,571	998,571
Australia and New Zealand Bank Group, Ltd.
08/16/12	0.620%	3,000,000	3,000,000
DZ Bank AG
10/29/12	0.380%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
08/14/12	0.400%	4,000,000	4,000,000
National Australia Bank
10/29/12	0.302%	1,999,944	1,999,944
National Bank of Canada
11/09/12	0.306%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	5,000,000	5,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	3,987,231	3,987,231
Sumitomo Mitsui Banking Corp.
10/24/12	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.485%	3,000,000	3,000,000
Svenska Handelsbanken
08/30/12	0.580%	5,000,000	5,000,000
Total			39,985,746

Commercial Paper 0.6%
Caisse des Depots
10/05/12	0.562%	4,985,766	4,985,766
DnB NOR
08/30/12	0.495%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	$3,993,987	$3,993,987
Westpac Securities NZ Ltd.
08/27/12	0.491%	3,991,017	3,991,017
Total			16,970,770

Repurchase Agreements 1.3%
Citigroup Global Markets, Inc. dated 07/31/12, matures 08/01/12, repurchase price 5,000,026 (r)
	0.190%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 07/31/12, matures 08/01/12, repurchase price $9,774,967 (r)
	0.160%	9,774,923	9,774,923
Natixis Financial Products, Inc. dated 07/31/12, matures 08/01/12, repurchase price 10,000,056 (r)
	0.200%	10,000,000	10,000,000
Nomura Securities dated 07/31/12, matures 08/01/12, repurchase price 9,000,050 (r)
	0.200%	9,000,000	9,000,000
Societe Generale dated 07/31/12, matures 08/01/12, repurchase price $5,000,026 (r)
	0.190%	5,000,000	5,000,000
Total			38,774,923

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $115,702,855)			$115,702,855

Total Investments
(Cost: $3,029,626,207) (s)			$3,167,949,770(t)
Other Assets & Liabilities, Net			(178,446,123)

Net Assets			$2,989,503,647

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(166)	(25,071,188)	Sept. 2012	—	(610,731)
U.S. Treasury Note, 2-year	338	74,565,970	Sept. 2012	115,511	—
U.S. Treasury Note, 5-year	(1,781)	(222,235,406)	Sept. 2012	—	(1,935,012)
U.S. Treasury Note, 10-year	(313)	(42,147,406)	Sept. 2012	—	(2,363)
U.S. Treasury Ultra Bond, 30-year	(190)	(32,775,000)	Sept. 2012	—	(1,502,587)
Total				115,511	(4,050,693)

Credit Default Swap Contracts Outstanding at July 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Barclays Bank, PLC	March 20, 2017	1.00	5,480,000	236,291	(216,177)	(6,393)	13,721	—
Morgan Stanley	Barclays Bank, PLC	March 20, 2017	1.00	13,170,000	567,874	(546,061)	(15,365)	6,448	—
Barclays	Goldman Sachs Group, Inc.	March 20, 2017	1.00	5,305,000	362,834	(420,935)	(6,189)	—	(64,290)
Citibank	Goldman Sachs Group, Inc.	March 20, 2017	1.00	8,750,000	598,454	(543,529)	(10,209)	44,716	—
Morgan Stanley	Home Depot, Inc.	March 20, 2017	1.00	465,000	(11,382)	10,258	(543)	—	(1,667)
Barclays	Marriott International, Inc.	March 20, 2017	1.00	6,275,000	19,886	19,438	(7,321)	32,003	—
Citibank	Marriott International, Inc.	March 20, 2017	1.00	4,070,000	12,898	12,607	(4,748)	20,757	—
Goldman Sachs International	Textron, Inc.	March 20, 2017	1.00	11,335,000	175,762	(148,146)	(13,224)	14,392	—
Goldman Sachs International	Toll Brothers, Inc.	March 20, 2017	1.00	4,655,000	71,742	(90,604)	(5,431)	—	(24,293)
Goldman Sachs International	Bank of America Corp.	June 20, 2017	1.00	23,425,000	1,500,181	(1,886,778)	(27,329)	—	(413,926)
Citibank	Barclays Bank, PLC	June 20, 2017	1.00	8,040,000	378,593	(604,007)	(9,380)	—	(234,794)
JPMorgan	Barclays Bank, PLC	June 20, 2017	1.00	10,270,000	483,601	(760,373)	(11,982)	—	(288,754)

Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.00	2,370,000	111,600	(160,243)	(2,765)	—	(51,408)
Goldman Sachs International	CDX North America High Yield 18	June 20, 2017	5.00	17,671,500	574,290	(814,112)	(103,084)	—	(342,906)
JPMorgan	CDX North America High Yield 18	June 20, 2017	5.00	12,622,500	410,207	(589,368)	(73,631)	—	(252,792)
Citibank	CDX North America Investment Grade 18	June 20, 2017	1.00	22,530,000	79,060	(167,717)	(26,285)	—	(114,942)
JPMorgan	CDX North America Investment Grade 18-V1	June 20, 2017	1.00	48,785,000	171,191	(371,292)	(56,916)	—	(257,017)
Goldman Sachs International	D.R. Horton, Inc.	June 20, 2017	1.00	21,560,000	810,390	(1,256,218)	(25,153)	—	(470,981)
JPMorgan	D.R. Horton, Inc.	June 20, 2017	1.00	2,885,000	108,440	(163,930)	(3,366)	—	(58,856)
Goldman Sachs International	H.J. Heinz Company	June 20, 2017	1.00	12,525,000	(251,556)	166,101	(14,613)	—	(100,068)
Barclays	Home Depot, Inc.	June 20, 2017	1.00	20,925,000	(512,724)	425,606	(24,413)	—	(111,531)
JPMorgan	Limited Brands, Inc.	June 20, 2017	1.00	11,560,000	630,248	(719,221)	(13,487)	—	(102,460)
Goldman Sachs International	Toll Brothers, Inc.	June 20, 2017	1.00	28,700,000	538,712	(1,155,892)	(33,484)	—	(650,664)
Total								132,037	(3,541,349)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	At July 31, 2012, security was partially or fully on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $307,170,462 or 10.27% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $45,266, representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 0.000%	04-27-95	5,912
CMP Susquehanna Corp.	03-26-09	174
Six Flags, Inc.
06/01/14 0.000%	05-07-10	—
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	09-25-07 - 05-14-08	24,052,072

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2012, the value of these securities amounted to $45,266, which represents less than 0.01% of net assets.

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2012, the value of these securities amounted to $41,069, which represents less than 0.01% of net assets.

(h)	Negligible market value.
(i)	Represents a security purchased on a when-issued or delayed delivery basis.
(j)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)	At July 31, 2012, investments in securities included securities valued at $3,033,584 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(l)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(m)	Zero coupon bond.
(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	Non-income producing.
(p)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(q)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	22,151,315	413,507,953	(393,221,862)	—	42,437,406	13,032	42,437,406

(r)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	515,000
Fannie Mae REMICS	1,581,577
Fannie Mae-Aces	120,140
Freddie Mac Gold Pool	259,993
Freddie Mac Non Gold Pool	43,467
Freddie Mac REMICS	1,271,188
Ginnie Mae I Pool	61,871
Ginnie Mae II Pool	254,961
Government National Mortgage Association	991,803
Total Market Value of Collateral Securities	5,100,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value ($)

Fannie Mae Interest Strip	4,141,865
Federal Home Loan Mortgage Corp	2,647,076
Freddie Mac Coupon Strips	1,848,450
Freddie Mac Strips	1,333,042
Total Market Value of Collateral Securities	9,970,433

Natixis Financial Products, Inc. (0.200%)

Security Description	Value ($)

Ginnie Mae	68,363
Fannie Mae Pool	1,525,764
Fannie Mae REMICS	3,176,383
Federal National Mortgage Association	346,051
Freddie Mac Gold Pool	112,093
Freddie Mac Non Gold Pool	320,548
Freddie Mac REMICS	2,266,360
Government National Mortgage Association	2,384,495
Total Market Value of Collateral Securities	10,200,057

Nomura Securities (0.200%)

Security Description	Value ($)

Ginnie Mae I Pool	6,209,709
Ginnie Mae II Pool	2,970,291
Total Market Value of Collateral Securities	9,180,000

Societe Generale (0.190%)

Security Description	Value ($)

Fannie Mae Pool	3,925,456
Freddie Mac Gold Pool	1,174,544
Total Market Value of Collateral Securities	5,100,000

(s)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $3,029,626,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$188,024,000
Unrealized Depreciation	(49,700,000)
Net Unrealized Appreciation	$138,324,000

(t)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Corporate Bonds & Notes
Banking	—	221,504,822	41,069	221,545,891
All Other Industries	—	943,211,714	—	943,211,714
Residential Mortgage-Backed Securities - Agency	—	507,039,880	—	507,039,880
Residential Mortgage-Backed Securities - Non-Agency	—	27,073,495	7,892,110	34,965,605
Commercial Mortgage-Backed Securities - Non-Agency	—	429,004,101	—	429,004,101
Asset-Backed Securities - Agency	—	9,617,909	—	9,617,909
Asset-Backed Securities - Non-Agency	—	37,825,723	—	37,825,723
Inflation-Indexed Bonds	—	1,534,953	—	1,534,953
U.S. Treasury Obligations	336,085,677	236,966,069	—	573,051,746
Foreign Government Obligations	—	37,125,025	267,240	37,392,265
Municipal Bonds	—	41,871,109		41,871,109
Preferred Debt	62,944,366	12,216,136	—	75,160,502
Total Bonds	399,030,043	2,504,990,936	8,200,419	2,912,221,398

Equity Securities
Common Stocks
Financials	31,025	—	—	31,025
Industrials	28,203	—	—	28,203
Warrants
Consumer Discretionary	—	—	384	384
Energy	—	13,314	—	13,314
Total Equity Securities	59,228	13,314	384	72,926

Short-Term Securities
Treasury Bills	93,383,011	—	—	93,383,011
Total Short-Term Securities	93,383,011	—	—	93,383,011

Other
Senior Loans	—	4,132,174	—	4,132,174
Money Market Funds	42,437,406	—	—	42,437,406
Investments of Cash Collateral Received for Securities on Loan	—	115,702,855	—	115,702,855
Total Other	42,437,406	119,835,029	—	162,272,435

Investments in Securities	534,909,688	2,624,839,279	8,200,803	3,167,949,770
Derivatives
Assets

Futures Contracts	115,511	—	—	115,511
Swap Contracts	—	132,037	—	132,037
Liabilities
Futures Contracts	(4,050,693)	—	—	(4,050,693)
Swap Contracts	—	(3,541,349)	—	(3,541,349)
Total	530,974,506	2,621,429,967	8,200,803	3,160,605,276

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, July 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$15,900,850	$—	$—	$15,900,850

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period. Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential
	Corporate	Mortgage-Backed	Foreign
	Bonds	Securities -	Government	Warrants
	& Notes ($)	Non-Agency ($)	Obligations ($)	($)	Total ($)
Balance as of April 30, 2012	91,112	6,271,826	283,077	174	6,646,189
Accrued discounts/premiums	5	10	1,385	—	1,400
Realized gain (loss)	(304)	433	3,649	—	3,778
Change in unrealized appreciation (depreciation)(a)	201	(15,920)	3,873	210	(11,636)
Sales	(49,945)	(277,598)	(24,744)	—	(352,287)
Purchases	—	5,072,359	—	—	5,072,359
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(3,159,000)	—	—	(3,159,000)
Balance as of July 31, 2012	41,069	7,892,110	267,240	384	8,200,803

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2012 was ($11,837), which is comprised of Residential Mortgage-Backed - Non Agency of ($15,920), Foreign Government Obligations of $3,873 and Warrants of $210.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Mortgage Backed Securities and Foreign Government Obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain Corporate Bonds and Warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, July 31, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Small Cap Value Fund I

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 9.8%
Auto Components 0.5%
Amerigon, Inc. (a)	352,871	$3,969,799
Cooper Tire & Rubber Co. (b)	205,510	3,590,259
Total		7,560,058
Diversified Consumer Services 0.7%
Lincoln Educational Services Corp. (b)	751,501	3,276,544
Regis Corp.	278,928	4,719,462
Universal Technical Institute, Inc. (b)	247,285	2,841,305
Total		10,837,311
Hotels, Restaurants & Leisure 1.5%
Bob Evans Farms, Inc. (b)	271,811	10,470,160
Red Robin Gourmet Burgers, Inc. (a)(b)	177,719	5,304,912
WMS Industries, Inc. (a)(b)	447,960	8,229,025
Total		24,004,097
Household Durables 0.7%
American Greetings Corp., Class A (b)	426,060	5,662,337
Cavco Industries, Inc. (a)(b)	112,814	5,399,278
Total		11,061,615
Specialty Retail 4.2%
Aaron’s, Inc.	288,560	8,463,465
Finish Line, Inc., Class A (The) (b)	456,354	9,528,671
GameStop Corp., Class A (b)	368,907	5,909,890
hhgregg, Inc. (a)	467,637	3,217,343
Men’s Wearhouse, Inc. (The) (b)	321,036	8,748,231
Rent-A-Center, Inc. (b)	476,435	16,942,029
Shoe Carnival, Inc. (b)	292,785	6,499,827
Stage Stores, Inc. (b)	372,283	7,051,040
Total		66,360,496
Textiles, Apparel & Luxury Goods 2.2%
Columbia Sportswear Co. (b)	125,800	6,364,222
Deckers Outdoor Corp. (a)(b)	192,930	8,047,110
G-III Apparel Group Ltd. (a)(b)	201,310	4,946,187
Jones Group, Inc. (The) (b)	847,200	8,954,904
Warnaco Group, Inc. (The) (a)	134,720	5,747,155
Total		34,059,578
TOTAL CONSUMER DISCRETIONARY		153,883,155
CONSUMER STAPLES 3.3%
Food & Staples Retailing 1.5%
Andersons, Inc. (The) (b)	216,780	8,231,137
Harris Teeter Supermarkets, Inc. (b)	210,790	8,714,058
Spartan Stores, Inc. (b)	365,381	6,284,553
Total		23,229,748

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.6%
Chiquita Brands International, Inc. (a)(b)	694,060	$3,595,231
Darling International, Inc. (a)(b)	549,320	9,074,766
Fresh Del Monte Produce, Inc. (b)	493,077	12,080,387
Total		24,750,384
Personal Products 0.2%
Inter Parfums, Inc. (b)	227,414	3,697,752
TOTAL CONSUMER STAPLES		51,677,884
ENERGY 6.9%
Energy Equipment & Services 3.8%
Dawson Geophysical Co. (a)	146,439	3,373,954
Gulf Island Fabrication, Inc.	166,128	4,620,020
Helix Energy Solutions Group, Inc. (a)(b)	605,860	10,832,777
Matrix Service Co. (a)(b)	530,870	5,499,813
Newpark Resources, Inc. (a)(b)	800,050	5,464,341
Patterson-UTI Energy, Inc. (b)	468,260	7,248,665
RPC, Inc. (b)	459,209	6,176,361
Tetra Technologies, Inc. (a)(b)	730,645	5,063,370
TGC Industries, Inc. (a)	591,667	4,129,836
Tidewater, Inc.	139,630	6,781,829
Total		59,190,966
Oil, Gas & Consumable Fuels 3.1%
Bill Barrett Corp. (a)(b)	398,410	8,390,514
Cloud Peak Energy, Inc. (a)(b)	498,294	8,246,766
Forest Oil Corp. (a)(b)	801,820	5,492,467
Gulfport Energy Corp. (a)(b)	299,350	6,166,610
Stone Energy Corp. (a)(b)	344,288	9,041,003
Swift Energy Co. (a)(b)	294,459	5,503,439
VAALCO Energy, Inc. (a)(b)	831,676	6,096,185
Total		48,936,984
TOTAL ENERGY		108,127,950
FINANCIALS 32.0%
Capital Markets 1.2%
GFI Group, Inc. (b)	1,407,050	4,474,419
INTL FCStone, Inc. (a)(b)	328,421	6,256,420
Knight Capital Group, Inc., Class A (a)	837,790	8,654,371
Total		19,385,210
Commercial Banks 9.8%
Ameris Bancorp (a)(b)	665,539	7,946,536
BancFirst Corp. (b)	154,851	6,290,048

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Bryn Mawr Bank Corp.	333,773	$6,902,426
Chemical Financial Corp. (b)	408,153	9,154,872
Columbia Banking System, Inc. (b)	525,505	9,485,365
Community Trust Bancorp, Inc. (b)	272,624	9,252,858
First Citizens BancShares Inc., Class A (b)	43,318	7,116,714
First Commonwealth Financial Corp. (b)	1,435,604	10,063,584
First Financial Corp. (b)	303,044	8,985,254
FirstMerit Corp. (b)	789,870	12,795,894
Glacier Bancorp, Inc. (b)	612,410	9,290,260
Hancock Holding Co.	420,398	12,813,731
Investors Bancorp, Inc. (a)(b)	468,243	7,618,314
Merchants Bancshares, Inc.	239,086	6,321,434
Northrim BanCorp, Inc. (c)	327,751	6,607,460
Union First Market Bankshares Corp. (b)	210,080	3,207,921
West Coast Bancorp (a)(b)	324,008	6,444,519
Wintrust Financial Corp. (b)	337,315	12,382,834
Total		152,680,024
Consumer Finance 0.6%
Cash America International, Inc. (b)	215,219	8,247,192
Green Dot Corp., Class A (a)(b)	167,180	1,745,359
Total		9,992,551
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)	192,713	4,646,310
Insurance 7.5%
Allied World Assurance Co. Holdings AG	118,040	8,903,757
American Safety Insurance Holdings Ltd. (a)	373,592	6,668,617
Argo Group International Holdings Ltd. (b)	370,800	10,905,228
Baldwin & Lyons, Inc., Class B	288,126	6,693,167
EMC Insurance Group, Inc.	295,016	5,965,224
Endurance Specialty Holdings Ltd.	211,070	7,317,797
FBL Financial Group, Inc., Class A (b)	256,412	7,935,951
Hanover Insurance Group, Inc. (The)	234,593	8,227,176
Horace Mann Educators Corp. (b)	497,591	8,677,987
Kemper Corp.	231,769	7,583,482
National Western Life Insurance Co., Class A (b)	31,922	4,519,836
Navigators Group, Inc. (The) (a)(b)	156,621	7,585,155
Safety Insurance Group, Inc. (b)	218,561	9,262,615
Symetra Financial Corp.	677,752	7,882,256

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
United Fire Group, Inc. (b)	464,813	$9,110,335
Total		117,238,583
Real Estate Investment Trusts (REITs) 7.6%
Associated Estates Realty Corp.	264,810	3,953,613
Campus Crest Communities, Inc. (b)	451,480	4,948,221
Chesapeake Lodging Trust (b)	561,272	9,524,786
Colonial Properties Trust (b)	462,450	10,474,492
Cousins Properties, Inc. (b)	1,309,568	9,939,621
DiamondRock Hospitality Co.	1,147,029	10,850,894
Franklin Street Properties Corp. (b)	688,523	7,139,984
National Health Investors, Inc. (b)	177,408	9,525,036
Potlatch Corp. (b)	317,951	11,004,284
Sabra Health Care REIT, Inc.	284,000	5,259,680
Starwood Property Trust, Inc. (b)	625,919	13,932,957
Sunstone Hotel Investors, Inc. (a)(b)	1,171,879	11,730,509
Terreno Realty Corp.	514,054	7,664,545
Urstadt Biddle Properties, Inc., Class A	181,923	3,454,718
Total		119,403,340
Thrifts & Mortgage Finance 5.0%
Bank Mutual Corp. (b)	1,240,783	5,285,736
BankFinancial Corp.	686,861	5,398,727
BankUnited, Inc.	249,142	6,069,099
Beneficial Mutual Bancorp, Inc. (a)	934,716	8,001,169
Brookline Bancorp, Inc. (b)	976,705	8,214,089
ESSA Bancorp, Inc.	431,129	4,557,034
Home Federal Bancorp, Inc.	572,214	5,676,363
MGIC Investment Corp. (a)(b)	1,628,800	3,925,408
Northfield Bancorp, Inc. (b)	339,305	5,079,396
Provident New York Bancorp (b)	639,608	5,283,162
TrustCo Bank Corp. (b)	529,797	2,919,182
United Financial Bancorp, Inc. (b)	321,913	4,587,260
Washington Federal, Inc. (b)	624,831	9,953,558
Westfield Financial, Inc. (b)	484,151	3,611,766
Total		78,561,949
TOTAL FINANCIALS		501,907,967
HEALTH CARE 7.6%
Health Care Equipment & Supplies 2.9%
Analogic Corp.	98,519	6,307,186
Angiodynamics, Inc. (a)(b)	477,379	5,255,943
Cantel Medical Corp. (b)	132,892	3,471,139
CONMED Corp. (b)	310,290	8,514,358
ICU Medical, Inc. (a)(b)	155,334	8,283,962
Medical Action Industries, Inc. (a)(b)	508,053	1,768,025

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Orthofix International NV (a)	146,125	$5,992,586
Quidel Corp. (a)(b)	329,472	5,162,826
Total		44,756,025
Health Care Providers & Services 2.5%
Amsurg Corp. (a)(b)	315,391	9,316,650
Centene Corp. (a)(b)	212,100	8,068,284
Magellan Health Services, Inc. (a)	227,470	10,964,054
Molina Healthcare, Inc. (a)(b)	267,120	6,520,400
Triple-S Management Corp., Class B (a)	246,910	4,498,700
Total		39,368,088
Pharmaceuticals 2.2%
Impax Laboratories, Inc. (a)(b)	395,570	8,789,565
Jazz Pharmaceuticals PLC (a)(b)	160,371	7,709,034
Medicis Pharmaceutical Corp., Class A (b)	235,990	7,768,791
Viropharma, Inc. (a)(b)	476,469	10,344,142
Total		34,611,532
TOTAL HEALTH CARE		118,735,645
INDUSTRIALS 15.8%
Aerospace & Defense 1.3%
AAR Corp.	275,208	3,910,706
Ceradyne, Inc. (b)	366,882	8,071,404
Curtiss-Wright Corp. (b)	279,330	8,371,520
Total		20,353,630
Building Products 0.3%
Universal Forest Products, Inc. (b)	158,446	5,059,181
Commercial Services & Supplies 1.9%
ABM Industries, Inc. (b)	324,160	6,029,376
ACCO Brands Corp. (a)(b)	703,668	5,960,068
Consolidated Graphics, Inc. (a)(b)	147,539	3,498,150
Ennis, Inc. (b)	306,139	4,390,033
Unifirst Corp. (b)	153,972	9,641,727
Total		29,519,354
Construction & Engineering 1.6%
Comfort Systems U.S.A., Inc. (b)	451,037	4,415,652
Dycom Industries, Inc. (a)(b)	316,195	5,508,117
KHD Humboldt Wedag International AG (a)(b)	386,203	2,303,255
Layne Christensen Co. (a)(b)	229,760	4,847,936
Pike Electric Corp. (a)(b)	526,631	4,513,228

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
Sterling Construction Co., Inc. (a)(b)	339,590	$3,372,129
Total		24,960,317
Electrical Equipment 1.8%
Belden, Inc. (b)	227,371	7,305,430
Brady Corp., Class A (b)	272,230	7,222,262
GrafTech International Ltd. (a)(b)	807,826	8,441,782
Powell Industries, Inc. (a)(b)	151,895	5,205,441
Total		28,174,915
Machinery 5.8%
Albany International Corp., Class A (b)	319,479	5,718,674
Astec Industries, Inc. (a)(b)	208,248	6,080,842
Briggs & Stratton Corp. (b)	407,329	7,103,818
Cascade Corp. (b)	106,480	5,016,273
CIRCOR International, Inc. (b)	181,860	5,599,469
EnPro Industries, Inc. (a)(b)	170,952	5,892,715
FreightCar America, Inc. (b)	157,996	3,213,639
Harsco Corp.	225,024	4,781,760
ITT Corp.	361,590	6,776,197
Kadant, Inc. (a)(b)	307,224	6,362,609
LB Foster Co., Class A (b)	221,300	6,548,267
Mueller Industries, Inc. (b)	237,260	10,114,394
Robbins & Myers, Inc. (b)	272,892	12,509,369
Sauer-Danfoss, Inc.	42,995	1,555,989
Titan International, Inc.	115,570	2,388,832
Twin Disc, Inc. (b)	109,780	2,149,492
Total		91,812,339
Professional Services 0.7%
FTI Consulting, Inc. (a)(b)	231,150	5,901,259
Korn/Ferry International (a)(b)	406,741	5,352,712
Total		11,253,971
Road & Rail 1.4%
Heartland Express, Inc. (b)	489,374	6,802,298
Ryder System, Inc.	143,189	5,647,374
Werner Enterprises, Inc. (b)	399,909	9,229,900
Total		21,679,572
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc. (b)	179,150	6,657,214
Kaman Corp.	257,222	8,380,293
Total		15,037,507
TOTAL INDUSTRIALS		247,850,786

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 13.4%
Communications Equipment 0.7%
Emulex Corp. (a)(b)	892,700	$5,775,769
Symmetricom, Inc. (a)(b)	786,630	4,711,914
Total		10,487,683
Computers & Peripherals 0.5%
QLogic Corp. (a)(b)	705,220	8,138,239
Electronic Equipment, Instruments & Components 2.7%
Anixter International, Inc. (b)	147,598	8,399,802
Electro Scientific Industries, Inc. (b)	328,840	4,080,904
GSI Group, Inc. (a)(b)	386,032	3,976,130
Littelfuse, Inc. (b)	166,011	8,904,830
Methode Electronics, Inc. (b)	389,252	3,425,418
MTS Systems Corp. (b)	152,680	6,636,999
Nam Tai Electronics, Inc. (b)	964,351	5,892,185
Total		41,316,268
Internet Software & Services 1.8%
Blucora, Inc. (a)(b)	390,120	5,949,330
j2 Global, Inc. (b)	270,583	8,098,549
Monster Worldwide, Inc. (a)(b)	743,830	5,392,767
United Online, Inc. (b)	845,100	3,583,224
ValueClick, Inc. (a)(b)	348,990	5,482,633
Total		28,506,503
IT Services 2.9%
Acxiom Corp. (a)(b)	629,620	10,558,727
Convergys Corp. (b)	701,827	10,344,930
CSG Systems International, Inc. (a)	321,941	5,675,820
Global Cash Access Holdings, Inc. (a)(b)	830,258	5,363,467
MoneyGram International, Inc. (a)(b)	463,378	7,210,162
TeleTech Holdings, Inc. (a)(b)	384,890	6,335,289
Total		45,488,395
Semiconductors & Semiconductor Equipment 3.8%
ATMI, Inc. (a)(b)	320,582	6,084,646
Cabot Microelectronics Corp. (b)	181,140	5,325,516
Cymer, Inc. (a)(b)	120,490	6,893,233
Entegris, Inc. (a)(b)	1,154,820	9,296,301
First Solar, Inc. (a)(b)	321,460	4,995,488
Integrated Device Technology, Inc. (a)(b)	862,590	4,347,454
MKS Instruments, Inc. (b)	373,184	9,852,057
Teradyne, Inc. (a)(b)	417,900	6,147,309
Tessera Technologies, Inc. (b)	474,826	6,861,236
Total		59,803,240

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.0%
Monotype Imaging Holdings, Inc. (a)(b)	207,755	$3,049,843
Parametric Technology Corp. (a)	248,570	5,354,198
Progress Software Corp. (a)(b)	396,908	7,715,892
Total		16,119,933
TOTAL INFORMATION TECHNOLOGY		209,860,261
MATERIALS 5.3%
Chemicals 3.3%
A. Schulman, Inc. (b)	266,882	5,834,040
Chemtura Corp. (a)	641,769	8,676,717
Cytec Industries, Inc.	103,310	6,359,763
Ferro Corp. (a)(b)	974,380	2,991,347
H.B. Fuller Co. (b)	205,231	5,996,850
Minerals Technologies, Inc. (b)	160,256	10,246,769
OM Group, Inc. (a)(b)	766,549	12,034,819
Total		52,140,305
Containers & Packaging 1.2%
Greif, Inc., Class A (b)	328,003	14,189,410
Greif, Inc., Class B	79,323	3,966,150
Total		18,155,560
Metals & Mining 0.5%
Olympic Steel, Inc. (b)	264,837	4,144,699
Thompson Creek Metals Co., Inc. (a)(b)	1,300,190	3,653,534
Total		7,798,233
Paper & Forest Products 0.3%
Wausau Paper Corp. (b)	619,650	5,260,828
TOTAL MATERIALS		83,354,926
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.2%
Cbeyond, Inc. (a)(b)	659,337	4,701,073
Lumos Networks Corp. (b)	228,400	2,046,464
Neutral Tandem, Inc. (a)	508,120	6,940,919
Warwick Valley Telephone Co. (c)	341,513	4,484,066
Total		18,172,522
Wireless Telecommunication Services 0.6%
NTELOS Holdings Corp. (b)	214,220	4,541,464
Shenandoah Telecommunications Co. (b)	344,155	5,420,441
Total		9,961,905
TOTAL TELECOMMUNICATION SERVICES		28,134,427

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.8%
Electric Utilities 2.3%
Allete, Inc. (b)	300,300	$12,450,438
IDACORP, Inc. (b)	302,930	12,783,646
MGE Energy, Inc. (b)	203,654	9,763,173
Total		34,997,257
Gas Utilities 1.5%
Laclede Group, Inc. (The) (b)	255,427	10,671,740
Southwest Gas Corp. (b)	292,385	13,057,914
Total		23,729,654
TOTAL UTILITIES		58,726,911
Total Common Stocks (Cost: $1,429,897,567)		$1,562,259,912

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.153% (c)(d)	284,644	$284,644
Total Money Market Funds (Cost: $284,644)		$284,644

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.9%
Asset-Backed Commercial Paper 3.4%
Atlantis One
08/01/12	0.662%	$2,989,990	$2,989,990
09/10/12	0.592%	6,979,350	6,979,350
10/11/12	0.541%	3,989,020	3,989,020
Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	4,992,014	4,992,014
Kells Funding LLC
08/01/12	0.380%	9,997,150	9,997,150
08/08/12	0.380%	4,995,250	4,995,250
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,297	4,996,297
Suncorp Metway Ltd.
08/07/12	0.460%	4,995,911	4,995,911
08/08/12	0.460%	9,991,950	9,991,950
Total			53,926,932

Certificates of Deposit 13.4%
ABM AMRO Bank N.V.
09/21/12	0.560%	2,995,713	2,995,713

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Australia and New Zealand Bank Group, Ltd.
08/07/12	0.650%	$5,000,000	$5,000,000
Barclays Bank PLC
10/26/12	0.310%	10,000,000	10,000,000
Credit Suisse
08/30/12	0.300%	5,000,000	5,000,000
11/08/12	0.406%	10,000,000	10,000,000
DZ Bank AG
10/29/12	0.380%	15,000,000	15,000,000
Deutsche Bank AG
10/09/12	0.750%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
08/20/12	0.250%	10,000,000	10,000,000
DnB NOR ASA
09/14/12	0.530%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	8,000,000	8,000,000
Mizuho Corporate Bank Ltd.
08/14/12	0.400%	10,000,000	10,000,000
National Bank of Canada
11/09/12	0.306%	5,000,000	5,000,000
Nordea Bank AB
08/23/12	0.250%	5,001,448	5,001,448
08/23/12	0.290%	5,000,000	5,000,000
Norinchukin Bank
08/21/12	0.300%	7,003,300	7,003,300
10/31/12	0.560%	5,000,000	5,000,000
11/09/12	0.526%	7,000,000	7,000,000
Pohjola Bank PLC
08/21/12	0.380%	10,000,000	10,000,000
Rabobank
10/26/12	0.515%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	15,000,000	15,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	9,968,077	9,968,077
Sumitomo Mitsui Banking Corp.
10/11/12	0.500%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
09/17/12	0.470%	5,000,000	5,000,000
10/10/12	0.500%	5,984,789	5,984,789
Svenska Handelsbanken
08/27/12	0.270%	5,000,065	5,000,065
Union Bank of Switzerland
10/23/12	0.330%	10,000,000	10,000,000
Total			210,953,392

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper 3.1%
Bank of New Zealand
11/02/12	0.366%	$6,000,000	$6,000,000
DnB NOR
08/30/12	0.495%	6,000,000	6,000,000
Erste Abwicklungsanstalt
08/23/12	0.390%	9,989,925	9,989,925
09/07/12	0.471%	4,991,971	4,991,971
Macquarie Bank Ltd.
10/19/12	0.987%	11,000,000	11,000,000
10/30/12	0.611%	4,992,205	4,992,205
The Commonwealth Bank of Australia
08/16/12	0.309%	5,000,000	5,000,000
Total			47,974,101
Other Short-Term Obligations 0.5%
General Electric Capital Corp.
11/01/12	0.311%	8,015,706	8,015,706

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 4.5%
Mizuho Securities USA, Inc. dated 07/31/12, matures 08/01/12, repurchase price $10,000,058 (e)
	0.210%	10,000,000	$10,000,000
Natixis Financial Products, Inc. (e)
dated 07/31/12, matures 08/01/12,
repurchase price $10,000,053
	0.190%	10,000,000	10,000,000
repurchase price $15,000,083
	0.200%	15,000,000	15,000,000
UBS Securities LLC dated 07/31/12, matures 08/01/12, repurchase price $34,989,339 (e)
	0.190%	34,989,155	34,989,155
Total			69,989,155
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $390,859,286)			$390,859,286
Total Investments
(Cost: $1,821,041,497) (f)			$1,953,403,842(g)
Other Assets & Liabilities, Net			(385,522,852)
Net Assets			$1,567,880,990

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At July 31, 2012, security was partially or fully on loan.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	5,728,038	71,360,663	(76,804,057)	—	284,644	2,177	284,644
Northrim BanCorp, Inc.	4,922,177	—	(12,759)	(1,500)	4,907,918	42,660	6,607,460
Warwick Valley Telephone Co.	4,283,382	—	(4,015)	(248)	4,279,119	92,209	4,484,066
Total	14,933,597	71,360,663	(76,820,831)	(1,748)	9,471,681	137,046	11,376,170

(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.210%)

Security Description	Value ($)

Fannie Mae Pool	4,615,872
Freddie Mac Gold Pool	66,141
Freddie Mac Non Gold Pool	437,748
Freddie Mac REMICS	798,596
Ginnie Mae I Pool	249,413
Ginnie Mae II Pool	4,032,230
Total Market Value of Collateral Securities	10,200,000

Natixis Financial Products, Inc. (0.190%)

Security Description	Value ($)

United States Treasury Bill	873,516
United States Treasury Note/Bond	9,326,538
Total Market Value of Collateral Securities	10,200,054

Natixis Financial Products, Inc. (0.200%)

Security Description	Value ($)

Fannie Mae Pool	2,288,646
Fannie Mae REMICS	4,764,575
Federal National Mortgage Association	519,076
Freddie Mac Gold Pool	168,139
Freddie Mac Non Gold Pool	480,822
Freddie Mac REMICS	3,399,540
Government National Mortgage Association	3,679,287
Total Market Value of Collateral Securities	15,300,085

UBS Securities LLC (0.190%)

Security Description	Value ($)

Ginnie Mae I Pool	28,468,535
Ginnie Mae II Pool	7,220,403
Total Market Value of Collateral Securities	35,688,938

(f)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $1,821,041,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$250,953,000
Unrealized Depreciation	(118,590,000)
Net Unrealized Appreciation	$132,363,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated April 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	153,883,155	—	—	153,883,155
Consumer Staples	51,677,884	—	—	51,677,884
Energy	108,127,950	—	—	108,127,950
Financials	501,907,967	—	—	501,907,967
Health Care	118,735,645	—	—	118,735,645
Industrials	245,547,531	2,303,255	—	247,850,786
Information Technology	209,860,261	—	—	209,860,261
Materials	83,354,926	—	—	83,354,926
Telecommunication Services	28,134,427	—	—	28,134,427
Utilities	58,726,911	—	—	58,726,911
Total Equity Securities	1,559,956,657	2,303,255	—	1,562,259,912

Other
Money Market Funds	284,644	—	—	284,644
Investments of Cash Collateral Received for Securities on Loan	—	390,859,286	—	390,859,286
Total Other	284,644	390,859,286	—	391,143,930
Total	1,560,241,301	393,162,541	—	1,953,403,842

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.4%
U.S. Treasury
07/15/13	1.000%	$5,180,000	$5,220,062
10/15/13	0.500%	4,705,000	4,721,726
11/15/13	0.500%	13,610,000	13,661,038
02/28/14	1.875%	16,585,000	17,017,769
03/31/14	0.250%	4,105,000	4,106,924
04/30/14	1.875%	2,955,000	3,039,841
05/15/14	1.000%	3,375,000	3,420,879
05/31/14	0.250%	3,860,000	3,861,961
06/30/14	2.625%	6,825,000	7,139,325
08/15/14	0.500%	3,210,000	3,227,806
11/15/14	0.375%	4,560,000	4,574,606
01/31/15	2.250%	3,335,000	3,499,926
02/15/15	0.250%	100,000	99,992
02/15/15	4.000%	7,455,000	8,158,566
02/15/15	11.250%	5,400,000	6,897,236
04/15/15	0.375%	2,070,000	2,075,498
05/31/15	2.125%	8,400,000	8,835,750
07/15/15	0.250%	1,715,000	1,712,990
10/31/15	1.250%	6,765,000	6,965,839
01/31/16	2.000%	10,210,000	10,792,287
08/31/16	1.000%	7,390,000	7,549,927
10/31/16	1.000%	4,630,000	4,729,471
11/15/16	7.500%	5,800,000	7,520,060
12/31/16	3.250%	2,275,000	2,545,866
03/31/17	1.000%	2,475,000	2,525,468
04/30/17	0.875%	2,345,000	2,378,526
04/30/17	3.125%	11,810,000	13,219,819
08/31/17	1.875%	5,495,000	5,836,723
10/31/17	1.875%	5,750,000	6,108,927
02/28/18	2.750%	345,000	383,327
09/30/18	1.375%	1,950,000	2,013,375
03/31/19	1.500%	2,845,000	2,951,022
05/31/19	1.125%	2,250,000	2,275,313
06/30/19	1.000%	1,685,000	1,688,291
02/15/20	3.625%	2,625,000	3,114,725
05/15/20	3.500%	2,525,000	2,977,331
05/15/21	3.125%	2,015,000	2,321,185
08/15/22	7.250%	3,160,000	4,880,718
02/15/26	6.000%	2,915,000	4,345,627
11/15/27	6.125%	965,000	1,483,838
08/15/28	5.500%	100,000	146,625
05/15/37	5.000%	920,000	1,367,781
02/15/38	4.375%	855,000	1,170,148
02/15/39	3.500%	2,690,000	3,220,855
08/15/39	4.500%	2,785,000	3,903,350
02/15/40	4.625%	5,650,000	8,075,969
05/15/40	4.375%	3,310,000	4,562,110
11/15/40	4.250%	2,195,000	2,970,452
05/15/41	4.375%	675,000	932,554
08/15/41	3.750%	655,000	818,033
11/15/41	3.125%	2,705,000	3,016,075

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/42	3.125%	$2,875,000	$3,203,828
U.S. Treasury (a)
08/31/13	3.125%	4,785,000	4,936,402
10/31/13	0.250%	3,990,000	3,992,338
11/30/13	0.250%	4,040,000	4,042,683
01/31/14	0.250%	4,905,000	4,907,683
03/31/14	1.750%	3,170,000	3,250,115
06/15/14	0.750%	2,505,000	2,529,464
09/15/14	0.250%	4,320,000	4,321,689
09/30/14	2.375%	4,315,000	4,516,254
10/31/14	2.375%	12,495,000	13,092,411
05/15/15	0.250%	4,945,000	4,941,524
11/30/15	1.375%	11,510,000	11,905,656
05/15/16	7.250%	4,510,000	5,665,336
09/30/16	1.000%	4,265,000	4,357,964
11/30/16	0.875%	1,555,000	1,580,269
12/31/16	0.875%	6,280,000	6,378,125
05/31/17	0.625%	5,085,000	5,097,316
02/15/18	3.500%	9,910,000	11,408,888
05/15/18	3.875%	5,015,000	5,909,470
12/31/18	1.375%	2,845,000	2,933,906
02/28/19	1.375%	410,000	422,300
08/15/19	3.625%	5,555,000	6,563,577
11/15/19	3.375%	7,765,000	9,058,354
08/15/20	2.625%	5,810,000	6,460,900
02/15/21	3.625%	7,380,000	8,808,148
11/15/21	2.000%	3,840,000	4,037,998
02/15/22	2.000%	3,885,000	4,076,216
05/15/22	1.750%	4,105,000	4,201,852
08/15/29	6.125%	3,240,000	5,098,950
05/15/38	4.500%	2,155,000	3,006,897
02/15/41	4.750%	3,055,000	4,461,733
05/15/42	3.000%	2,775,000	3,017,813
U.S. Treasury (b)
07/31/14	0.125%	2,915,000	2,909,534
07/31/17	0.500%	2,255,000	2,244,253
Total U.S. Treasury Obligations (Cost: $378,227,778)			$403,403,358

		Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.153% (c)(d)		998,399	$998,399
Total Money Market Funds (Cost: $998,399)			$998,399
Total Investments
(Cost: $379,226,177) (e)			$404,401,757(f)
Other Assets & Liabilities, Net			1,747,720
Net Assets			$406,149,477

Notes to Portfolio of Investments

(a)	At July 31, 2012, security was partially or fully on loan.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,575,652	23,942,797	(24,520,050)	—	998,399	—	373	998,399

(e)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $379,226,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,178,000
Unrealized Depreciation	(2,000)
Net Unrealized Appreciation	$25,176,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	403,403,358	—	—	403,403,358
Total Bonds	403,403,358	—	—	403,403,358

Other
Money Market Funds	998,399	—	—	998,399
Total Other	998,399	—	—	998,399
Total	404,401,757	—	—	404,401,757

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 24, 2012